FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of ML of New York Variable Annuity Separate Account D
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise ML of New York Variable Annuity Separate Account D (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Discovery Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Discovery Large Cap Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (1)
AB Large Cap Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Global Class A Shares (1)
American Funds - EUPAC Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Multi-Strategy Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - The Bond Fund of America® Class A Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	Nomura Mid Cap Growth Class A Shares (2)
BlackRock Advantage SMID Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock High Yield Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock International Investor A Shares (1)	Putnam International Equity Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Putnam Large Cap Growth Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Large Cap Focus Growth Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)
BlackRock Large Cap Focus Value Investor A Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
BlackRock Total Return Investor A Shares (1)	TA BlackRock Government Money Market Initial Class (1)
BNY Mellon Appreciation Investor Shares (1)	TA Bond Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA International Focus Initial Class (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Columbia Select Mid Cap Growth Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Davis New York Venture Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA TSW International Equity Service Class (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
Federated Hermes Strategic Dividend Growth Class A Shares (1)	TA US Growth Class A Shares (1)
Federated Hermes Kaufmann Class A Shares (1)	TA WMC US Growth Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	Victory Pioneer Class A Shares (1)
Fidelity Advisor® Overseas Class A Shares (3)	Victory Pioneer High Yield Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	Victory Pioneer Select Mid Cap Growth Class A Shares (1)
Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)
Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)
Invesco Charter Class A Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2) Statements of operations and changes in net assets for the period June 7, 2024 (commencement of operations) through December 31, 2025
(3) Statements of operations and changes in net assets for the period November 21, 2025 (date of liquidation and reinvestment) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	3,626.134	$74,746	$72,885	$1	$72,886	1,886	$38.268959	$41.658681
AB International Value Class A Shares	3,434.733	42,320	65,054	-	65,054	6,313	10.115364	10.906082
AB Large Cap Growth Class A Shares	3,949.900	225,771	384,878	7	384,885	3,343	115.126062	115.126062
AB Large Cap Value Class A Shares	0.137	2	2	(2)	-	-	27.225294	29.636961
AB Relative Value Class A Shares	41,057.737	229,911	264,822	(1)	264,821	4,438	59.673397	59.673397
American Funds - EUPAC Class F -1 Shares	2,231.985	112,790	134,276	-	134,276	3,989	32.871805	35.784293
American Funds - Growth Fund of America® Class F -1 Shares	10,670.611	604,490	849,594	(3)	849,591	11,628	71.965057	78.340537
American Funds - Income Fund of America® Class F -1 Shares	4,888.830	114,512	127,158	-	127,158	3,872	32.725465	35.624714
American Funds - Investment Company of America® Class F -1 Shares	1,998.626	89,944	124,734	-	124,734	2,130	56.128880	61.101438
American Funds - The Bond Fund of America® Class A Shares	15,802.865	200,202	180,943	(69)	180,874	11,005	16.435506	16.435506
American Funds - The Bond Fund of America® Class F -1 Shares	3,858.538	44,982	44,180	(5)	44,175	3,511	12.580507	13.695132
American Funds - The Growth Fund of America® Class A Shares	26,678.514	1,567,655	2,146,553	-	2,146,553	19,638	109.304509	109.304509
American Funds - The Income Fund of America® Class A Shares	29,535.265	678,363	771,166	34	771,200	15,573	49.523157	49.523157
American Funds - The Investment Company of America® Class A Shares	21,333.235	956,675	1,336,741	(3)	1,336,738	16,186	82.583800	82.583800
AMG Renaissance Large Cap Growth Class N Shares	-	-	-	-	-	-	26.252486	27.153040
BlackRock Advantage Global Investor A Shares	-	-	-	-	-	-	48.499526	52.795063
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	26.333084	27.883730
BlackRock Advantage Large Cap Core Investor A Shares	1,761.901	30,139	39,748	(1)	39,747	676	56.422964	61.419611
BlackRock Advantage Large Cap Value Investor A Shares	6,438.644	174,753	202,109	(2)	202,107	5,145	39.188343	42.658942
BlackRock Advantage SMID Investor A Shares	7,832.482	200,351	226,515	(9)	226,506	3,541	37.196654	63.958259
BlackRock Capital Appreciation Investor A Shares	46,309.958	1,442,081	1,611,123	(12)	1,611,111	20,748	67.547776	88.746547
BlackRock Global Allocation Investor A Shares	137,249.056	2,546,994	2,772,431	(5)	2,772,426	71,406	30.004636	49.312768
BlackRock High Yield Investor A Shares	53,650.972	366,915	387,360	(42)	387,318	20,783	18.287579	19.364426
BlackRock International Investor A Shares	873.567	14,169	18,869	-	18,869	1,048	17.381066	18.410323
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	-	-	25.035000	27.252668
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	37.364642	40.674368
BlackRock iShares S&P 500 Index Investor A Shares	2,141.329	939,658	1,704,198	89	1,704,287	38,183	42.914064	45.150314
BlackRock Large Cap Focus Growth Investor A Shares	7,445.358	38,696	54,649	-	54,649	2,431	22.239291	22.786156
BlackRock Large Cap Focus Value Investor A Shares	74,630.014	1,356,932	1,466,480	11	1,466,491	28,966	39.827191	62.084524
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	10.560959	11.189637
BlackRock Total Return Investor A Shares	188,015.284	2,001,806	1,885,793	(80)	1,885,713	128,931	13.357526	15.440563
BNY Mellon Appreciation Investor Shares	7,518.255	285,021	266,597	(15)	266,582	5,549	46.664314	50.797368
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	-	-	-	33.179717	36.118732
Columbia Large Cap Growth Opportunity Class A Shares	273.427	3,434	5,015	-	5,015	154	31.875831	33.068058
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	33.840677	35.893293
Columbia Select Small Cap Value Class A Shares	36,249.814	616,869	604,647	16	604,663	9,899	61.082970	61.082970
Davis New York Venture Class A Shares	32,185.985	865,637	930,819	(1)	930,818	15,001	45.182521	69.293544
Eaton Vance Floating-Rate Class A Shares	391.646	3,371	3,274	-	3,274	185	16.291027	17.734356
Eaton Vance Large-Cap Value Class A Shares	2,420.077	54,560	64,761	(3)	64,758	2,317	26.919293	29.022933
Federated Hermes Kaufmann Class A Shares	26,440.663	123,681	147,274	(12)	147,262	3,214	45.123355	49.120696

See accompanying notes

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Federated Hermes Strategic Dividend Growth Class A Shares	2,859.333	$60,315	$57,330	$(112)	$57,218	2,525	$22.631993	$23.811558
Fidelity Advisor® Equity Growth Class A Shares	5,399.776	87,078	121,063	1	121,064	1,110	79.560637	109.110426
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-	10.458915	10.458915
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-	66.020454	66.020454
Franklin Templeton Growth Class A Shares	449.399	10,048	12,691	1	12,692	519	22.433348	34.813421
Invesco American Franchise Fund Class A Shares	970.864	20,355	27,815	12	27,827	637	43.669460	43.669460
Invesco Charter Class A Shares	869.542	15,413	18,565	34	18,599	452	41.130054	41.130054
Invesco Comstock Class A Shares	41,482.523	1,110,029	1,276,417	(8)	1,276,409	23,267	43.703523	73.209918
Invesco Discovery Large Cap Class A Shares	202.147	10,904	17,178	(2)	17,176	311	52.897953	57.583119
Invesco Discovery Mid Cap Growth Class A Shares	6,000.714	146,210	161,359	(1)	161,358	9,270	17.406725	17.406725
Invesco Equity and Income Class A Shares	7,283.069	75,221	80,041	15	80,056	1,680	47.645913	47.645913
Invesco Global Class A Shares	281.457	28,088	24,346	102	24,448	341	71.686413	71.686413
Invesco Main Street Class A Shares	4,177.547	203,045	261,264	2	261,266	4,158	50.156075	69.240389
Invesco Main Street Mid Cap Class A Shares	2,794.636	66,713	80,318	(6)	80,312	1,846	41.703511	45.397067
Invesco Multi-Strategy Class A Shares	-	-	-	-	-	-	16.504355	16.504355
Invesco Value Opportunities Class A Shares	514.279	8,791	12,039	1	12,040	2,879	4.061587	4.305945
Janus Henderson Enterprise Class A Shares	6,301.518	782,368	838,102	(13)	838,089	12,113	67.390026	71.978027
Janus Henderson Forty Class A Shares	1,165.857	46,279	64,938	(2)	64,936	929	67.320518	72.580708
JPMorgan Small Cap Growth Class A Shares	486.659	7,028	8,555	1	8,556	226	36.435386	39.283061
Lord Abbett Affiliated Class A Shares	425.949	6,848	8,532	-	8,532	250	34.167544	37.194151
Lord Abbett Bond-Debenture Class A Shares	33,646.053	250,527	244,943	(109)	244,834	9,506	22.029832	30.990189
Lord Abbett Mid Cap Stock Class A Shares	12,335.788	361,864	416,456	(2)	416,454	9,217	31.845833	50.242856
MFS® Growth Class A Shares	4,266.603	623,319	745,162	(2)	745,160	11,074	67.289973	67.289973
MFS® Mid Cap Growth Class A Shares	23,807.270	535,966	601,372	69	601,441	9,646	62.350345	62.350345
MFS® Research International Class A Shares	19,398.953	349,557	504,567	8	504,575	12,756	39.555664	39.555664
Nomura Mid Cap Growth Class A Shares	2,649.840	69,840	60,522	-	60,522	6,149	9.808354	9.870175
PIMCO CommodityRealReturn Strategy Class A Shares	13,558.259	178,052	184,392	(2)	184,390	20,604	8.628891	9.393640
PIMCO Low Duration Class A Shares	94,206.259	869,541	881,771	(80)	881,691	73,222	11.713934	12.629304
PIMCO Real Return Class A Shares	56,258.920	593,205	583,405	(34)	583,371	39,789	14.249945	15.512552
PIMCO Total Return Class A Shares	240,556.049	2,211,813	2,131,327	(196)	2,131,131	127,222	15.266379	17.950869
Putnam International Equity Class A Shares	25,112.621	603,585	768,697	2	768,699	20,632	37.257555	37.257555
Putnam Large Cap Growth Class A Shares	392.393	14,000	29,480	(8)	29,472	694	42.478337	42.478337
Putnam Large Cap Value Class A Shares	1,820.390	47,344	71,450	-	71,450	2,772	25.772513	25.772513
TA Aegon Sustainable Equity Income Service Class	9,129.099	192,173	207,413	1	207,414	14,331	14.055595	14.534726
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	13.350634	13.827481
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	14.935578	15.468974
TA Asset Allocation - Moderate Growth Class A Shares	6,229.381	85,262	87,897	(1)	87,896	5,019	17.207776	17.822285
TA BlackRock Government Money Market Initial Class	771,264.700	771,265	771,265	(38)	771,227	71,518	10.556096	10.816644
TA Bond Class A Shares	-	-	-	-	-	-	1.389037	1.481467
TA International Focus Initial Class	394,591.276	3,215,407	3,014,677	(17)	3,014,660	240,112	12.346632	12.767548
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	19.027354	19.706850
TA Small/Mid Cap Value Class A Shares	33,363.421	894,230	860,443	(6)	860,437	25,238	33.129980	35.576296
TA Sustainable Equity Income Class A Shares	222,926.377	$1,599,090	$1,937,230	$(14)	$1,937,216	105,418	$17.883083	$18.755323

See accompanying notes

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	5,417.750	51,721	51,956	-	51,956	2,717	18.885221	19.528948
TA TSW International Equity Service Class	1,837.657	24,582	32,343	-	32,343	2,110	15.194055	15.711986
TA TSW Mid Cap Value Opportunities Service Class	5,379.699	66,581	54,227	1	54,228	3,287	16.022504	16.568616
TA US Growth Class A Shares	33,442.032	793,843	1,067,804	(12)	1,067,792	19,194	54.583022	57.700314
TA WMC US Growth Service Class	-	-	-	-	-	-	32.138925	33.234095
Victory Pioneer Class A Shares	-	-	-	-	-	-	61.873283	67.353023
Victory Pioneer High Yield Class A Shares	655.715	5,553	5,810	-	5,810	257	21.663201	23.582247
Victory Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	52.565165	56.126088
Virtus AllianzGI Dividend Value Class A Shares	12,867.632	138,147	128,033	-	128,033	6,145	20.618923	22.230411
Virtus AllianzGI Small-Cap Value Class A Shares	16,417.068	215,931	190,602	(1)	190,601	4,397	30.368295	49.428919

See accompanying notes

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Large Cap Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 88,217	$ 51,487	$ 282,765	$ -

Investment Income:
Reinvested Dividends	389	4,528	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,369	819	4,241	-
Net Investment Income (Loss)	(980)	3,709	(4,241)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,372	-	24,122	-
Realized Gain (Loss) on Investments	2,246	1,177	3,760	-
Net Realized Capital Gains (Losses) on Investments	11,618	1,177	27,882	-
Net Change in Unrealized Appreciation (Depreciation)	(3,837)	(3,016)	42,737	-
Net Gain (Loss) on Investment	7,781	(1,839)	70,619	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,801	1,870	66,378	-

Increase (Decrease) in Net Assets from Contract Transactions	(17,946)	(3,850)	(2,205)	-

Total Increase (Decrease) in Net Assets	(11,145)	(1,980)	64,173	-

Net Assets as of December 31, 2024:	$ 77,072	$ 49,507	$ 346,938	$ -

Investment Income:
Reinvested Dividends	432	1,735	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,175	920	4,694	-
Net Investment Income (Loss)	(743)	815	(4,694)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,681	-	39,208	-
Realized Gain (Loss) on Investments	(44)	1,705	4,022	-
Net Realized Capital Gains (Losses) on Investments	3,637	1,705	43,230	-
Net Change in Unrealized Appreciation (Depreciation)	(2,299)	16,973	1,351	-
Net Gain (Loss) on Investment	1,338	18,678	44,581	-

Net Increase (Decrease) in Net Assets Resulting from Operations	595	19,493	39,887	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,781)	(3,946)	(1,940)	-

Total Increase (Decrease) in Net Assets	(4,186)	15,547	37,947	-

Net Assets as of December 31, 2025:	$ 72,886	$ 65,054	$ 384,885	$ -
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Relative Value Class A Shares	American Funds - EUPAC Class F -1 Shares	American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Class F -1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 239,831	$ 109,704	$ 616,724	$ 109,351

Investment Income:
Reinvested Dividends	2,403	1,235	2,503	4,448
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,303	1,761	10,986	1,833
Net Investment Income (Loss)	(900)	(526)	(8,483)	2,615

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,881	5,782	59,826	2,519
Realized Gain (Loss) on Investments	3,011	890	9,434	247
Net Realized Capital Gains (Losses) on Investments	25,892	6,672	69,260	2,766
Net Change in Unrealized Appreciation (Depreciation)	1,787	(2,701)	98,592	4,092
Net Gain (Loss) on Investment	27,679	3,971	167,852	6,858

Net Increase (Decrease) in Net Assets Resulting from Operations	26,779	3,445	159,369	9,473

Increase (Decrease) in Net Assets from Contract Transactions	(17,364)	(3,814)	(23,600)	(4,903)

Total Increase (Decrease) in Net Assets	9,415	(369)	135,769	4,570

Net Assets as of December 31, 2024:	$ 249,246	$ 109,335	$ 752,493	$ 113,921

Investment Income:
Reinvested Dividends	2,240	3,637	1,848	4,501
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,315	1,870	12,489	1,955
Net Investment Income (Loss)	(1,075)	1,767	(10,641)	2,546

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,070	12,964	80,484	7,194
Realized Gain (Loss) on Investments	846	1,096	17,417	553
Net Realized Capital Gains (Losses) on Investments	13,916	14,060	97,901	7,747
Net Change in Unrealized Appreciation (Depreciation)	8,868	12,893	45,279	7,185
Net Gain (Loss) on Investment	22,784	26,953	143,180	14,932

Net Increase (Decrease) in Net Assets Resulting from Operations	21,709	28,720	132,539	17,478

Increase (Decrease) in Net Assets from Contract Transactions	(6,134)	(3,779)	(35,441)	(4,241)

Total Increase (Decrease) in Net Assets	15,575	24,941	97,098	13,237

Net Assets as of December 31, 2025:	$ 264,821	$ 134,276	$ 849,591	$ 127,158

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - Investment Company of America® Class F -1 Shares	American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Growth Fund of America® Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 94,074	$ 199,892	$ 44,253	$ 2,265,220

Investment Income:
Reinvested Dividends	1,051	8,186	1,841	9,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,513	2,532	729	31,931
Net Investment Income (Loss)	(462)	5,654	1,112	(22,473)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,434	-	-	194,686
Realized Gain (Loss) on Investments	1,775	(270)	(33)	177,479
Net Realized Capital Gains (Losses) on Investments	10,209	(270)	(33)	372,165
Net Change in Unrealized Appreciation (Depreciation)	11,445	(5,744)	(1,327)	224,199
Net Gain (Loss) on Investment	21,654	(6,014)	(1,360)	596,364

Net Increase (Decrease) in Net Assets Resulting from Operations	21,192	(360)	(248)	573,891

Increase (Decrease) in Net Assets from Contract Transactions	(5,115)	(10,487)	(334)	(368,915)

Total Increase (Decrease) in Net Assets	16,077	(10,847)	(582)	204,976

Net Assets as of December 31, 2024:	$ 110,151	$ 189,045	$ 43,671	$ 2,470,196

Investment Income:
Reinvested Dividends	1,076	7,652	1,845	5,778
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,684	2,384	737	29,298
Net Investment Income (Loss)	(608)	5,268	1,108	(23,520)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,057	-	-	201,374
Realized Gain (Loss) on Investments	2,349	(880)	(59)	321,376
Net Realized Capital Gains (Losses) on Investments	13,406	(880)	(59)	522,750
Net Change in Unrealized Appreciation (Depreciation)	7,219	5,824	1,278	(108,399)
Net Gain (Loss) on Investment	20,625	4,944	1,219	414,351

Net Increase (Decrease) in Net Assets Resulting from Operations	20,017	10,212	2,327	390,831

Increase (Decrease) in Net Assets from Contract Transactions	(5,434)	(18,383)	(1,823)	(714,474)

Total Increase (Decrease) in Net Assets	14,583	(8,171)	504	(323,643)

Net Assets as of December 31, 2025:	$ 124,734	$ 180,874	$ 44,175	$ 2,146,553

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	American Funds - The Income Fund of America® Class A Shares	American Funds - The Investment Company of America® Class A Shares	AMG Renaissance Large Cap Growth Class N Shares	BlackRock Advantage Global Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 801,458	$ 1,508,099	$ 10,417	$ 21,102

Investment Income:
Reinvested Dividends	30,891	16,924	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,191	20,757	114	134
Net Investment Income (Loss)	20,700	(3,833)	(114)	(134)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,835	118,597	-	-
Realized Gain (Loss) on Investments	17,067	129,757	2,943	5,552
Net Realized Capital Gains (Losses) on Investments	33,902	248,354	2,943	5,552
Net Change in Unrealized Appreciation (Depreciation)	13,843	86,219	(1,425)	(3,422)
Net Gain (Loss) on Investment	47,745	334,573	1,518	2,130

Net Increase (Decrease) in Net Assets Resulting from Operations	68,445	330,740	1,404	1,996

Increase (Decrease) in Net Assets from Contract Transactions	(103,588)	(292,124)	(11,821)	(23,098)

Total Increase (Decrease) in Net Assets	(35,143)	38,616	(10,417)	(21,102)

Net Assets as of December 31, 2024:	$ 766,315	$ 1,546,715	$ -	$ -

Investment Income:
Reinvested Dividends	28,893	14,148	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,160	18,943	-	-
Net Investment Income (Loss)	18,733	(4,795)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,452	120,674	-	-
Realized Gain (Loss) on Investments	25,561	185,863	-	-
Net Realized Capital Gains (Losses) on Investments	69,013	306,537	-	-
Net Change in Unrealized Appreciation (Depreciation)	29,675	(59,704)	-	-
Net Gain (Loss) on Investment	98,688	246,833	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	117,421	242,038	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(112,536)	(452,015)	-	-

Total Increase (Decrease) in Net Assets	4,885	(209,977)	-	-

Net Assets as of December 31, 2025:	$ 771,200	$ 1,336,738	$ -	$ -

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Advantage International Investor A Shares	BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage SMID Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 73,286	$ 162,475	$ 432,772

Investment Income:
Reinvested Dividends	-	240	2,358	1,760
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	815	2,915	5,267
Net Investment Income (Loss)	-	(575)	(557)	(3,507)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,441	21,717	1,803
Realized Gain (Loss) on Investments	-	12,414	798	(2,412)
Net Realized Capital Gains (Losses) on Investments	-	17,855	22,515	(609)
Net Change in Unrealized Appreciation (Depreciation)	-	(4,641)	(463)	51,428
Net Gain (Loss) on Investment	-	13,214	22,052	50,819

Net Increase (Decrease) in Net Assets Resulting from Operations	-	12,639	21,495	47,312

Increase (Decrease) in Net Assets from Contract Transactions	-	(49,901)	(2,479)	(209,985)

Total Increase (Decrease) in Net Assets	-	(37,262)	19,016	(162,673)

Net Assets as of December 31, 2024:	$ -	$ 36,024	$ 181,491	$ 270,099

Investment Income:
Reinvested Dividends	-	166	2,211	951
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	522	3,111	2,872
Net Investment Income (Loss)	-	(356)	(900)	(1,921)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,221	16,035	10,722
Realized Gain (Loss) on Investments	-	731	1,682	2,580
Net Realized Capital Gains (Losses) on Investments	-	3,952	17,717	13,302
Net Change in Unrealized Appreciation (Depreciation)	-	2,634	12,270	11,522
Net Gain (Loss) on Investment	-	6,586	29,987	24,824

Net Increase (Decrease) in Net Assets Resulting from Operations	-	6,230	29,087	22,903

Increase (Decrease) in Net Assets from Contract Transactions	-	(2,507)	(8,471)	(66,496)

Total Increase (Decrease) in Net Assets	-	3,723	20,616	(43,593)

Net Assets as of December 31, 2025:	$ -	$ 39,747	$ 202,107	$ 226,506

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Capital Appreciation Investor A Shares	BlackRock Global Allocation Investor A Shares	BlackRock High Yield Investor A Shares	BlackRock International Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,695,616	$ 2,614,493	$ 410,417	$ 18,280

Investment Income:
Reinvested Dividends	-	29,299	27,650	121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,120	37,310	6,289	264
Net Investment Income (Loss)	(24,120)	(8,011)	21,361	(143)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	206,793	161,273	1,599	-
Realized Gain (Loss) on Investments	188,272	15,576	3,528	276
Net Realized Capital Gains (Losses) on Investments	395,065	176,849	5,127	276
Net Change in Unrealized Appreciation (Depreciation)	81,584	25,941	(589)	(371)
Net Gain (Loss) on Investment	476,649	202,790	4,538	(95)

Net Increase (Decrease) in Net Assets Resulting from Operations	452,529	194,779	25,899	(238)

Increase (Decrease) in Net Assets from Contract Transactions	(513,498)	(189,535)	(39,444)	186

Total Increase (Decrease) in Net Assets	(60,969)	5,244	(13,545)	(52)

Net Assets as of December 31, 2024:	$ 1,634,647	$ 2,619,737	$ 396,872	$ 18,228

Investment Income:
Reinvested Dividends	-	67,224	25,176	314
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,998	37,333	5,937	265
Net Investment Income (Loss)	(22,998)	29,891	19,239	49

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	287,159	176,338	1,455	-
Realized Gain (Loss) on Investments	120,011	36,434	3,481	617
Net Realized Capital Gains (Losses) on Investments	407,170	212,772	4,936	617
Net Change in Unrealized Appreciation (Depreciation)	(184,158)	200,432	3,533	1,759
Net Gain (Loss) on Investment	223,012	413,204	8,469	2,376

Net Increase (Decrease) in Net Assets Resulting from Operations	200,014	443,095	27,708	2,425

Increase (Decrease) in Net Assets from Contract Transactions	(223,550)	(290,406)	(37,262)	(1,784)

Total Increase (Decrease) in Net Assets	(23,536)	152,689	(9,554)	641

Net Assets as of December 31, 2025:	$ 1,611,111	$ 2,772,426	$ 387,318	$ 18,869

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares S&P 500 Index Investor A Shares	BlackRock Large Cap Focus Growth Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 1,279,980	$ 70,714

Investment Income:
Reinvested Dividends	-	-	14,123	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	18,503	1,023
Net Investment Income (Loss)	-	-	(4,380)	(1,023)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,376	2,988
Realized Gain (Loss) on Investments	-	-	94,502	14,276
Net Realized Capital Gains (Losses) on Investments	-	-	96,878	17,264
Net Change in Unrealized Appreciation (Depreciation)	-	-	181,311	1,404
Net Gain (Loss) on Investment	-	-	278,189	18,668

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	273,809	17,645

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(39,135)	(36,132)

Total Increase (Decrease) in Net Assets	-	-	234,674	(18,487)

Net Assets as of December 31, 2024:	$ -	$ -	$ 1,514,654	$ 52,227

Investment Income:
Reinvested Dividends	-	-	14,292	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	21,144	773
Net Investment Income (Loss)	-	-	(6,852)	(773)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	10,122	9,012
Realized Gain (Loss) on Investments	-	-	34,807	1,562
Net Realized Capital Gains (Losses) on Investments	-	-	44,929	10,574
Net Change in Unrealized Appreciation (Depreciation)	-	-	199,384	(4,372)
Net Gain (Loss) on Investment	-	-	244,313	6,202

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	237,461	5,429

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(47,828)	(3,007)

Total Increase (Decrease) in Net Assets	-	-	189,633	2,422

Net Assets as of December 31, 2025:	$ -	$ -	$ 1,704,287	$ 54,649

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Large Cap Focus Value Investor A Shares	BlackRock Low Duration Bond Investor A Shares	BlackRock Total Return Investor A Shares	BNY Mellon Appreciation Investor Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,468,672	$ -	$ 1,922,121	$ 301,064

Investment Income:
Reinvested Dividends	28,077	-	85,098	950
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,770	-	27,100	4,358
Net Investment Income (Loss)	8,307	-	57,998	(3,408)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	83,724	-	1,294	40,369
Realized Gain (Loss) on Investments	11,957	-	(18,818)	14,180
Net Realized Capital Gains (Losses) on Investments	95,681	-	(17,524)	54,549
Net Change in Unrealized Appreciation (Depreciation)	16,788	-	(38,733)	(20,797)
Net Gain (Loss) on Investment	112,469	-	(56,257)	33,752

Net Increase (Decrease) in Net Assets Resulting from Operations	120,776	-	1,741	30,344

Increase (Decrease) in Net Assets from Contract Transactions	(257,709)	-	(56,086)	(67,138)

Total Increase (Decrease) in Net Assets	(136,933)	-	(54,345)	(36,794)

Net Assets as of December 31, 2024:	$ 1,331,739	$ -	$ 1,867,776	$ 264,270

Investment Income:
Reinvested Dividends	26,662	-	83,210	719
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,349	-	26,027	4,011
Net Investment Income (Loss)	7,313	-	57,183	(3,292)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	180,099	-	2,052	47,497
Realized Gain (Loss) on Investments	11,872	-	(18,399)	1,920
Net Realized Capital Gains (Losses) on Investments	191,971	-	(16,347)	49,417
Net Change in Unrealized Appreciation (Depreciation)	97,600	-	75,309	(23,965)
Net Gain (Loss) on Investment	289,571	-	58,962	25,452

Net Increase (Decrease) in Net Assets Resulting from Operations	296,884	-	116,145	22,160

Increase (Decrease) in Net Assets from Contract Transactions	(162,132)	-	(98,208)	(19,848)

Total Increase (Decrease) in Net Assets	134,752	-	17,937	2,312

Net Assets as of December 31, 2025:	$ 1,466,491	$ -	$ 1,885,713	$ 266,582

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Cohen & Steers Real Estate Securities Class A Shares	Columbia Large Cap Growth Opportunity Class A Shares	Columbia Select Mid Cap Growth Class A Shares	Columbia Select Small Cap Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 5,450	$ -	$ 679,066

Investment Income:
Reinvested Dividends	-	-	-	3,118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	80	-	7,972
Net Investment Income (Loss)	-	(80)	-	(4,854)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	214	-	97,049
Realized Gain (Loss) on Investments	-	311	-	54,529
Net Realized Capital Gains (Losses) on Investments	-	525	-	151,578
Net Change in Unrealized Appreciation (Depreciation)	-	733	-	(80,122)
Net Gain (Loss) on Investment	-	1,258	-	71,456

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,178	-	66,602

Increase (Decrease) in Net Assets from Contract Transactions	-	(1,582)	-	(172,496)

Total Increase (Decrease) in Net Assets	-	(404)	-	(105,894)

Net Assets as of December 31, 2024:	$ -	$ 5,046	$ -	$ 573,172

Investment Income:
Reinvested Dividends	-	-	-	4,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	74	-	7,578
Net Investment Income (Loss)	-	(74)	-	(2,724)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	343	-	54,840
Realized Gain (Loss) on Investments	-	293	-	22,880
Net Realized Capital Gains (Losses) on Investments	-	636	-	77,720
Net Change in Unrealized Appreciation (Depreciation)	-	141	-	(45,509)
Net Gain (Loss) on Investment	-	777	-	32,211

Net Increase (Decrease) in Net Assets Resulting from Operations	-	703	-	29,487

Increase (Decrease) in Net Assets from Contract Transactions	-	(734)	-	2,004

Total Increase (Decrease) in Net Assets	-	(31)	-	31,491

Net Assets as of December 31, 2025:	$ -	$ 5,015	$ -	$ 604,663

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Davis New York Venture Class A Shares	Eaton Vance Floating-Rate Class A Shares	Eaton Vance Large-Cap Value Class A Shares	Federated Hermes Kaufmann Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 778,464	$ 2,561	$ 63,245	$ 139,440

Investment Income:
Reinvested Dividends	13,964	238	655	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,548	37	960	2,312
Net Investment Income (Loss)	2,416	201	(305)	(2,312)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	147,100	-	1,965	14,888
Realized Gain (Loss) on Investments	(4,339)	1	1,338	3,724
Net Realized Capital Gains (Losses) on Investments	142,761	1	3,303	18,612
Net Change in Unrealized Appreciation (Depreciation)	(22,347)	(11)	3,271	3,259
Net Gain (Loss) on Investment	120,414	(10)	6,574	21,871

Net Increase (Decrease) in Net Assets Resulting from Operations	122,830	191	6,269	19,559

Increase (Decrease) in Net Assets from Contract Transactions	(51,607)	312	(5,909)	(12,907)

Total Increase (Decrease) in Net Assets	71,223	503	360	6,652

Net Assets as of December 31, 2024:	$ 849,687	$ 3,064	$ 63,605	$ 146,092

Investment Income:
Reinvested Dividends	10,456	225	586	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,169	39	938	2,323
Net Investment Income (Loss)	(1,713)	186	(352)	(2,323)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	96,572	-	3,274	14,509
Realized Gain (Loss) on Investments	4,729	(4)	1,475	3,768
Net Realized Capital Gains (Losses) on Investments	101,301	(4)	4,749	18,277
Net Change in Unrealized Appreciation (Depreciation)	105,545	(113)	2,117	(2,172)
Net Gain (Loss) on Investment	206,846	(117)	6,866	16,105

Net Increase (Decrease) in Net Assets Resulting from Operations	205,133	69	6,514	13,782

Increase (Decrease) in Net Assets from Contract Transactions	(124,002)	141	(5,361)	(12,612)

Total Increase (Decrease) in Net Assets	81,131	210	1,153	1,170

Net Assets as of December 31, 2025:	$ 930,818	$ 3,274	$ 64,758	$ 147,262

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Federated Hermes Strategic Dividend Growth Class A Shares	Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Class A Shares
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2023:	$ 48,733	$ 142,320	$ -	$ -

Investment Income:
Reinvested Dividends	464	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	870	2,073	-	-
Net Investment Income (Loss)	(406)	(2,073)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,294	18,562	-	-
Realized Gain (Loss) on Investments	227	4,736	-	-
Net Realized Capital Gains (Losses) on Investments	6,521	23,298	-	-
Net Change in Unrealized Appreciation (Depreciation)	(751)	17,329	-	-
Net Gain (Loss) on Investment	5,770	40,627	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	5,364	38,554	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(891)	(19,058)	-	-

Total Increase (Decrease) in Net Assets	4,473	19,496	-	-

Net Assets as of December 31, 2024:	$ 53,206	$ 161,816	$ -	$ -

Investment Income:
Reinvested Dividends	586	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	914	1,575	-	-
Net Investment Income (Loss)	(328)	(1,575)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,056	732	-	-
Realized Gain (Loss) on Investments	418	12,864	-	-
Net Realized Capital Gains (Losses) on Investments	11,474	13,596	-	-
Net Change in Unrealized Appreciation (Depreciation)	(4,480)	4,678	-	-
Net Gain (Loss) on Investment	6,994	18,274	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	6,666	16,699	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,654)	(57,451)	-	-

Total Increase (Decrease) in Net Assets	4,012	(40,752)	-	-

Net Assets as of December 31, 2025:	$ 57,218	$ 121,064	$ -	$ -

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Franklin Templeton Growth Class A Shares	Invesco American Franchise Fund Class A Shares	Invesco Charter Class A Shares	Invesco Comstock Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 18,518	$ 19,143	$ 14,491	$ 1,317,129

Investment Income:
Reinvested Dividends	122	-	86	22,031
Investment Expense:
Mortality and Expense Risk and Administrative Charges	173	297	214	18,679
Net Investment Income (Loss)	(51)	(297)	(128)	3,352

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	205	916	1,171	98,828
Realized Gain (Loss) on Investments	815	167	142	18,496
Net Realized Capital Gains (Losses) on Investments	1,020	1,083	1,313	117,324
Net Change in Unrealized Appreciation (Depreciation)	(666)	5,517	2,251	45,449
Net Gain (Loss) on Investment	354	6,600	3,564	162,773

Net Increase (Decrease) in Net Assets Resulting from Operations	303	6,303	3,436	166,125

Increase (Decrease) in Net Assets from Contract Transactions	(7,445)	(87)	(824)	(218,352)

Total Increase (Decrease) in Net Assets	(7,142)	6,216	2,612	(52,227)

Net Assets as of December 31, 2024:	$ 11,376	$ 25,359	$ 17,103	$ 1,264,902

Investment Income:
Reinvested Dividends	73	-	41	20,503
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169	339	232	17,724
Net Investment Income (Loss)	(96)	(339)	(191)	2,779

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,527	3,434	1,210	87,749
Realized Gain (Loss) on Investments	342	210	209	34,253
Net Realized Capital Gains (Losses) on Investments	1,869	3,644	1,419	122,002
Net Change in Unrealized Appreciation (Depreciation)	599	(746)	1,218	59,836
Net Gain (Loss) on Investment	2,468	2,898	2,637	181,838

Net Increase (Decrease) in Net Assets Resulting from Operations	2,372	2,559	2,446	184,617

Increase (Decrease) in Net Assets from Contract Transactions	(1,056)	(91)	(950)	(173,110)

Total Increase (Decrease) in Net Assets	1,316	2,468	1,496	11,507

Net Assets as of December 31, 2025:	$ 12,692	$ 27,827	$ 18,599	$ 1,276,409

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco Discovery Large Cap Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares	Invesco Equity and Income Class A Shares	Invesco Global Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 49,440	$ 135,784	$ 71,385	$ 20,457

Investment Income:
Reinvested Dividends	-	-	1,473	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	494	1,969	972	290
Net Investment Income (Loss)	(494)	(1,969)	501	(290)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	519	7,503	4,413	2,403
Realized Gain (Loss) on Investments	14,636	4,248	545	344
Net Realized Capital Gains (Losses) on Investments	15,155	11,751	4,958	2,747
Net Change in Unrealized Appreciation (Depreciation)	(4,166)	20,671	1,820	530
Net Gain (Loss) on Investment	10,989	32,422	6,778	3,277

Net Increase (Decrease) in Net Assets Resulting from Operations	10,495	30,453	7,279	2,987

Increase (Decrease) in Net Assets from Contract Transactions	(41,702)	(13,051)	(3,437)	(1,020)

Total Increase (Decrease) in Net Assets	(31,207)	17,402	3,842	1,967

Net Assets as of December 31, 2024:	$ 18,233	$ 153,186	$ 75,227	$ 22,424

Investment Income:
Reinvested Dividends	-	-	1,381	(92)
Investment Expense:
Mortality and Expense Risk and Administrative Charges	265	2,025	995	299
Net Investment Income (Loss)	(265)	(2,025)	386	(391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,691	13,275	3,873	4,865
Realized Gain (Loss) on Investments	1,511	2,783	372	108
Net Realized Capital Gains (Losses) on Investments	3,202	16,058	4,245	4,973
Net Change in Unrealized Appreciation (Depreciation)	(976)	(7,460)	3,675	(1,730)
Net Gain (Loss) on Investment	2,226	8,598	7,920	3,243

Net Increase (Decrease) in Net Assets Resulting from Operations	1,961	6,573	8,306	2,852

Increase (Decrease) in Net Assets from Contract Transactions	(3,018)	1,599	(3,477)	(828)

Total Increase (Decrease) in Net Assets	(1,057)	8,172	4,829	2,024

Net Assets as of December 31, 2025:	$ 17,176	$ 161,358	$ 80,056	$ 24,448

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Invesco Main Street Class A Shares	Invesco Main Street Mid Cap Class A Shares	Invesco Multi-Strategy Class A Shares	Invesco Value Opportunities Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 197,289	$ 73,267	$ 27,054	$ 8,063

Investment Income:
Reinvested Dividends	1,607	198	369	40
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,979	1,120	365	134
Net Investment Income (Loss)	(1,372)	(922)	4	(94)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,788	6,489	210	703
Realized Gain (Loss) on Investments	1,212	1,257	21	46
Net Realized Capital Gains (Losses) on Investments	13,000	7,746	231	749
Net Change in Unrealized Appreciation (Depreciation)	30,975	4,110	938	1,610
Net Gain (Loss) on Investment	43,975	11,856	1,169	2,359

Net Increase (Decrease) in Net Assets Resulting from Operations	42,603	10,934	1,173	2,265

Increase (Decrease) in Net Assets from Contract Transactions	(6,794)	(4,817)	(112)	(76)

Total Increase (Decrease) in Net Assets	35,809	6,117	1,061	2,189

Net Assets as of December 31, 2024:	$ 233,098	$ 79,384	$ 28,115	$ 10,252

Investment Income:
Reinvested Dividends	877	146	-	23
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,264	1,143	50	154
Net Investment Income (Loss)	(2,387)	(997)	(50)	(131)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,322	6,497	-	1,119
Realized Gain (Loss) on Investments	1,983	1,317	1,256	71
Net Realized Capital Gains (Losses) on Investments	19,305	7,814	1,256	1,190
Net Change in Unrealized Appreciation (Depreciation)	16,276	(1,238)	(734)	818
Net Gain (Loss) on Investment	35,581	6,576	522	2,008

Net Increase (Decrease) in Net Assets Resulting from Operations	33,194	5,579	472	1,877

Increase (Decrease) in Net Assets from Contract Transactions	(5,026)	(4,651)	(28,587)	(89)

Total Increase (Decrease) in Net Assets	28,168	928	(28,115)	1,788

Net Assets as of December 31, 2025:	$ 261,266	$ 80,312	$ -	$ 12,040

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Janus Henderson Enterprise Class A Shares	Janus Henderson Forty Class A Shares	JPMorgan Small Cap Growth Class A Shares	Lord Abbett Affiliated Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 970,879	$ 49,165	$ 8,523	$ 30,695

Investment Income:
Reinvested Dividends	7,027	192	51	227
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,890	811	130	276
Net Investment Income (Loss)	(6,863)	(619)	(79)	(49)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	50,434	5,523	-	348
Realized Gain (Loss) on Investments	37,723	1,308	357	3,854
Net Realized Capital Gains (Losses) on Investments	88,157	6,831	357	4,202
Net Change in Unrealized Appreciation (Depreciation)	37,603	6,369	657	(1,174)
Net Gain (Loss) on Investment	125,760	13,200	1,014	3,028

Net Increase (Decrease) in Net Assets Resulting from Operations	118,897	12,581	935	2,979

Increase (Decrease) in Net Assets from Contract Transactions	(244,198)	(3,005)	(883)	(25,696)

Total Increase (Decrease) in Net Assets	(125,301)	9,576	52	(22,717)

Net Assets as of December 31, 2024:	$ 845,578	$ 58,741	$ 8,575	$ 7,978

Investment Income:
Reinvested Dividends	1,593	-	-	89
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,613	880	128	131
Net Investment Income (Loss)	(11,020)	(880)	(128)	(42)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	60,765	7,257	596	512
Realized Gain (Loss) on Investments	10,996	1,480	402	116
Net Realized Capital Gains (Losses) on Investments	71,761	8,737	998	628
Net Change in Unrealized Appreciation (Depreciation)	(12,159)	1,414	(339)	459
Net Gain (Loss) on Investment	59,602	10,151	659	1,087

Net Increase (Decrease) in Net Assets Resulting from Operations	48,582	9,271	531	1,045

Increase (Decrease) in Net Assets from Contract Transactions	(56,071)	(3,076)	(550)	(491)

Total Increase (Decrease) in Net Assets	(7,489)	6,195	(19)	554

Net Assets as of December 31, 2025:	$ 838,089	$ 64,936	$ 8,556	$ 8,532

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Mid Cap Stock Class A Shares	MFS® Growth Class A Shares	MFS® Mid Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 277,564	$ 471,799	$ 683,575	$ 621,812

Investment Income:
Reinvested Dividends	15,054	2,579	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,699	6,556	9,530	8,523
Net Investment Income (Loss)	11,355	(3,977)	(9,530)	(8,523)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	38,792	92,984	47,996
Realized Gain (Loss) on Investments	(1,853)	18,729	117,700	44,348
Net Realized Capital Gains (Losses) on Investments	(1,853)	57,521	210,684	92,344
Net Change in Unrealized Appreciation (Depreciation)	3,443	8,480	(9,879)	(4,266)
Net Gain (Loss) on Investment	1,590	66,001	200,805	88,078

Net Increase (Decrease) in Net Assets Resulting from Operations	12,945	62,024	191,275	79,555

Increase (Decrease) in Net Assets from Contract Transactions	(50,001)	(68,831)	(165,231)	(57,458)

Total Increase (Decrease) in Net Assets	(37,056)	(6,807)	26,044	22,097

Net Assets as of December 31, 2024:	$ 240,508	$ 464,992	$ 709,619	$ 643,909

Investment Income:
Reinvested Dividends	14,470	1,850	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,437	5,579	9,491	7,761
Net Investment Income (Loss)	11,033	(3,729)	(9,491)	(7,761)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	26,727	108,965	82,162
Realized Gain (Loss) on Investments	(1,121)	25,856	58,231	70,234
Net Realized Capital Gains (Losses) on Investments	(1,121)	52,583	167,196	152,396
Net Change in Unrealized Appreciation (Depreciation)	6,100	(23,262)	(76,251)	(124,934)
Net Gain (Loss) on Investment	4,979	29,321	90,945	27,462

Net Increase (Decrease) in Net Assets Resulting from Operations	16,012	25,592	81,454	19,701

Increase (Decrease) in Net Assets from Contract Transactions	(11,686)	(74,130)	(45,913)	(62,169)

Total Increase (Decrease) in Net Assets	4,326	(48,538)	35,541	(42,468)

Net Assets as of December 31, 2025:	$ 244,834	$ 416,454	$ 745,160	$ 601,441

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Research International Class A Shares	Nomura Mid Cap Growth Class A Shares	PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO Low Duration Class A Shares
	Subaccount	Subaccount(1)	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 458,984	$ -	$ 209,068	$ 906,249

Investment Income:
Reinvested Dividends	7,935	-	5,542	36,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,159	539	3,023	14,225
Net Investment Income (Loss)	1,776	(539)	2,519	22,352

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,621	-	-
Realized Gain (Loss) on Investments	9,795	26	(55,419)	(479)
Net Realized Capital Gains (Losses) on Investments	9,795	4,647	(55,419)	(479)
Net Change in Unrealized Appreciation (Depreciation)	(3,362)	(4,068)	57,626	5,541
Net Gain (Loss) on Investment	6,433	579	2,207	5,062

Net Increase (Decrease) in Net Assets Resulting from Operations	8,209	40	4,726	27,414

Increase (Decrease) in Net Assets from Contract Transactions	(14,068)	64,422	(31,110)	(28,015)

Total Increase (Decrease) in Net Assets	(5,859)	64,462	(26,384)	(601)

Net Assets as of December 31, 2024:	$ 453,125	$ 64,462	$ 182,684	$ 905,648

Investment Income:
Reinvested Dividends	8,745	-	14,465	35,238
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,336	893	2,764	13,384
Net Investment Income (Loss)	2,409	(893)	11,701	21,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,974	6,063	-	-
Realized Gain (Loss) on Investments	17,060	(399)	(13,517)	969
Net Realized Capital Gains (Losses) on Investments	34,034	5,664	(13,517)	969
Net Change in Unrealized Appreciation (Depreciation)	54,537	(5,250)	32,788	9,543
Net Gain (Loss) on Investment	88,571	414	19,271	10,512

Net Increase (Decrease) in Net Assets Resulting from Operations	90,980	(479)	30,972	32,366

Increase (Decrease) in Net Assets from Contract Transactions	(39,530)	(3,461)	(29,266)	(56,323)

Total Increase (Decrease) in Net Assets	51,450	(3,940)	1,706	(23,957)

Net Assets as of December 31, 2025:	$ 504,575	$ 60,522	$ 184,390	$ 881,691

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	PIMCO Real Return Class A Shares	PIMCO Total Return Class A Shares	Putnam International Equity Class A Shares	Putnam Large Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 628,475	$ 2,245,113	$ 690,339	$ 21,913

Investment Income:
Reinvested Dividends	17,687	92,139	7,159	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,666	30,965	9,282	333
Net Investment Income (Loss)	8,021	61,174	(2,123)	(333)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	26,608	1,209
Realized Gain (Loss) on Investments	(7,060)	(35,462)	10,173	1,063
Net Realized Capital Gains (Losses) on Investments	(7,060)	(35,462)	36,781	2,272
Net Change in Unrealized Appreciation (Depreciation)	4,103	(6,223)	(17,805)	4,947
Net Gain (Loss) on Investment	(2,957)	(41,685)	18,976	7,219

Net Increase (Decrease) in Net Assets Resulting from Operations	5,064	19,489	16,853	6,886

Increase (Decrease) in Net Assets from Contract Transactions	(34,313)	(156,090)	(13,936)	(1,295)

Total Increase (Decrease) in Net Assets	(29,249)	(136,601)	2,917	5,591

Net Assets as of December 31, 2024:	$ 599,226	$ 2,108,512	$ 693,256	$ 27,504

Investment Income:
Reinvested Dividends	20,900	89,322	17,135	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,959	29,745	9,769	366
Net Investment Income (Loss)	11,941	59,577	7,366	(366)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	58,257	1,588
Realized Gain (Loss) on Investments	(4,189)	(19,286)	38,156	1,302
Net Realized Capital Gains (Losses) on Investments	(4,189)	(19,286)	96,413	2,890
Net Change in Unrealized Appreciation (Depreciation)	28,151	112,897	122,035	975
Net Gain (Loss) on Investment	23,962	93,611	218,448	3,865

Net Increase (Decrease) in Net Assets Resulting from Operations	35,903	153,188	225,814	3,499

Increase (Decrease) in Net Assets from Contract Transactions	(51,758)	(130,569)	(150,371)	(1,531)

Total Increase (Decrease) in Net Assets	(15,855)	22,619	75,443	1,968

Net Assets as of December 31, 2025:	$ 583,371	$ 2,131,131	$ 768,699	$ 29,472

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Putnam Large Cap Value Class A Shares	TA Aegon Sustainable Equity Income Service Class	TA Asset Allocation - Conservative Class A Shares	TA Asset Allocation - Moderate Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 62,979	$ 192,070	$ -	$ -

Investment Income:
Reinvested Dividends	735	3,422	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	863	2,577	-	-
Net Investment Income (Loss)	(128)	845	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,524	-	-	-
Realized Gain (Loss) on Investments	3,157	2,158	-	-
Net Realized Capital Gains (Losses) on Investments	6,681	2,158	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,955	24,180	-	-
Net Gain (Loss) on Investment	10,636	26,338	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	10,508	27,183	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(8,209)	(27,129)	-	-

Total Increase (Decrease) in Net Assets	2,299	54	-	-

Net Assets as of December 31, 2024:	$ 65,278	$ 192,124	$ -	$ -

Investment Income:
Reinvested Dividends	785	2,899	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	870	2,587	-	-
Net Investment Income (Loss)	(85)	312	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,911	1,957	-	-
Realized Gain (Loss) on Investments	2,395	(334)	-	-
Net Realized Capital Gains (Losses) on Investments	5,306	1,623	-	-
Net Change in Unrealized Appreciation (Depreciation)	6,230	16,282	-	-
Net Gain (Loss) on Investment	11,536	17,905	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	11,451	18,217	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(5,279)	(2,927)	-	-

Total Increase (Decrease) in Net Assets	6,172	15,290	-	-

Net Assets as of December 31, 2025:	$ 71,450	$ 207,414	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Asset Allocation - Moderate Growth Class A Shares	TA BlackRock Government Money Market Initial Class	TA Bond Class A Shares	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 484,212	$ -	$ 3,461,273

Investment Income:
Reinvested Dividends	1,531	22,122	-	72,863
Investment Expense:
Mortality and Expense Risk and Administrative Charges	307	5,831	-	48,003
Net Investment Income (Loss)	1,224	16,291	-	24,860

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,428	-	-	100,337
Realized Gain (Loss) on Investments	(4)	-	-	58,250
Net Realized Capital Gains (Losses) on Investments	3,424	-	-	158,587
Net Change in Unrealized Appreciation (Depreciation)	(5,678)	-	-	(240,531)
Net Gain (Loss) on Investment	(2,254)	-	-	(81,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,030)	16,291	-	(57,084)

Increase (Decrease) in Net Assets from Contract Transactions	83,012	(340,750)	-	(371,572)

Total Increase (Decrease) in Net Assets	81,982	(324,459)	-	(428,656)

Net Assets as of December 31, 2024:	$ 81,982	$ 159,753	$ -	$ 3,032,617

Investment Income:
Reinvested Dividends	1,357	12,644	-	50,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,222	4,252	-	44,231
Net Investment Income (Loss)	135	8,392	-	6,310

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,322	-	-	299,163
Realized Gain (Loss) on Investments	(154)	-	-	278
Net Realized Capital Gains (Losses) on Investments	4,168	-	-	299,441
Net Change in Unrealized Appreciation (Depreciation)	8,313	-	-	(144,360)
Net Gain (Loss) on Investment	12,481	-	-	155,081

Net Increase (Decrease) in Net Assets Resulting from Operations	12,616	8,392	-	161,391

Increase (Decrease) in Net Assets from Contract Transactions	(6,702)	603,082	-	(179,348)

Total Increase (Decrease) in Net Assets	5,914	611,474	-	(17,957)

Net Assets as of December 31, 2025:	$ 87,896	$ 771,227	$ -	$ 3,014,660

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Multi-Managed Balanced Class A Shares	TA Small/Mid Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 1,011,762	$ 2,164,985	$ 66,211

Investment Income:
Reinvested Dividends	-	6,828	26,767	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	14,172	29,608	918
Net Investment Income (Loss)	-	(7,344)	(2,841)	(918)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	91,567	129,605	2,366
Realized Gain (Loss) on Investments	-	16,569	87,089	(4,294)
Net Realized Capital Gains (Losses) on Investments	-	108,136	216,694	(1,928)
Net Change in Unrealized Appreciation (Depreciation)	-	(34,102)	77,986	9,486
Net Gain (Loss) on Investment	-	74,034	294,680	7,558

Net Increase (Decrease) in Net Assets Resulting from Operations	-	66,690	291,839	6,640

Increase (Decrease) in Net Assets from Contract Transactions	-	(207,446)	(545,416)	(19,737)

Total Increase (Decrease) in Net Assets	-	(140,756)	(253,577)	(13,097)

Net Assets as of December 31, 2024:	$ -	$ 871,006	$ 1,911,408	$ 53,114

Investment Income:
Reinvested Dividends	-	8,958	23,674	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	12,908	27,439	781
Net Investment Income (Loss)	-	(3,950)	(3,765)	(781)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	75,466	-	9,678
Realized Gain (Loss) on Investments	-	(1,629)	28,280	(1,981)
Net Realized Capital Gains (Losses) on Investments	-	73,837	28,280	7,697
Net Change in Unrealized Appreciation (Depreciation)	-	(1,777)	148,503	(2,759)
Net Gain (Loss) on Investment	-	72,060	176,783	4,938

Net Increase (Decrease) in Net Assets Resulting from Operations	-	68,110	173,018	4,157

Increase (Decrease) in Net Assets from Contract Transactions	-	(78,679)	(147,210)	(5,315)

Total Increase (Decrease) in Net Assets	-	(10,569)	25,808	(1,158)

Net Assets as of December 31, 2025:	$ -	$ 860,437	$ 1,937,216	$ 51,956

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Service Class	TA US Growth Class A Shares	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 26,401	$ 127,553	$ 1,212,509	$ -

Investment Income:
Reinvested Dividends	735	1,490	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	416	1,474	17,502	-
Net Investment Income (Loss)	319	16	(17,502)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	19,967	161,615	-
Realized Gain (Loss) on Investments	160	(12,839)	166,164	-
Net Realized Capital Gains (Losses) on Investments	160	7,128	327,779	-
Net Change in Unrealized Appreciation (Depreciation)	(61)	2,111	(32,166)	-
Net Gain (Loss) on Investment	99	9,239	295,613	-

Net Increase (Decrease) in Net Assets Resulting from Operations	418	9,255	278,111	-

Increase (Decrease) in Net Assets from Contract Transactions	(971)	(79,305)	(431,575)	-

Total Increase (Decrease) in Net Assets	(553)	(70,050)	(153,464)	-

Net Assets as of December 31, 2024:	$ 25,848	$ 57,503	$ 1,059,045	$ -

Investment Income:
Reinvested Dividends	614	620	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	454	748	16,314	-
Net Investment Income (Loss)	160	(128)	(16,314)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,460	16,035	48,040	-
Realized Gain (Loss) on Investments	280	(4,164)	90,613	-
Net Realized Capital Gains (Losses) on Investments	1,740	11,871	138,653	-
Net Change in Unrealized Appreciation (Depreciation)	5,587	(7,244)	50,050	-
Net Gain (Loss) on Investment	7,327	4,627	188,703	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,487	4,499	172,389	-

Increase (Decrease) in Net Assets from Contract Transactions	(992)	(7,774)	(163,642)	-

Total Increase (Decrease) in Net Assets	6,495	(3,275)	8,747	-

Net Assets as of December 31, 2025:	$ 32,343	$ 54,228	$ 1,067,792	$ -

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Victory Pioneer Class A Shares	Victory Pioneer High Yield Class A Shares	Victory Pioneer Select Mid Cap Growth Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 5,978	$ -	$ 151,564

Investment Income:
Reinvested Dividends	-	350	-	1,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	87	-	2,292
Net Investment Income (Loss)	-	263	-	(352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,184
Realized Gain (Loss) on Investments	-	19	-	(1,503)
Net Realized Capital Gains (Losses) on Investments	-	19	-	681
Net Change in Unrealized Appreciation (Depreciation)	-	112	-	6,378
Net Gain (Loss) on Investment	-	131	-	7,059

Net Increase (Decrease) in Net Assets Resulting from Operations	-	394	-	6,707

Increase (Decrease) in Net Assets from Contract Transactions	-	(502)	-	(35,580)

Total Increase (Decrease) in Net Assets	-	(108)	-	(28,873)

Net Assets as of December 31, 2024:	$ -	$ 5,870	$ -	$ 122,691

Investment Income:
Reinvested Dividends	-	333	-	2,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	84	-	1,949
Net Investment Income (Loss)	-	249	-	674

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	11,817
Realized Gain (Loss) on Investments	-	28	-	(238)
Net Realized Capital Gains (Losses) on Investments	-	28	-	11,579
Net Change in Unrealized Appreciation (Depreciation)	-	64	-	(4,396)
Net Gain (Loss) on Investment	-	92	-	7,183

Net Increase (Decrease) in Net Assets Resulting from Operations	-	341	-	7,857

Increase (Decrease) in Net Assets from Contract Transactions	-	(401)	-	(2,515)

Total Increase (Decrease) in Net Assets	-	(60)	-	5,342

Net Assets as of December 31, 2025:	$ -	$ 5,810	$ -	$ 128,033

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

Virtus AllianzGI Small-Cap Value Class A Shares
Subaccount

Net Assets as of December 31, 2023:	$ 217,002

Investment Income:
Reinvested Dividends	2,618
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,838
Net Investment Income (Loss)	(220)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,490
Realized Gain (Loss) on Investments	(7,241)
Net Realized Capital Gains (Losses) on Investments	(751)
Net Change in Unrealized Appreciation (Depreciation)	9,263
Net Gain (Loss) on Investment	8,512

Net Increase (Decrease) in Net Assets Resulting from Operations	8,292

Increase (Decrease) in Net Assets from Contract Transactions	(18,214)

Total Increase (Decrease) in Net Assets	(9,922)

Net Assets as of December 31, 2024:	$ 207,080

Investment Income:
Reinvested Dividends	1,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,603
Net Investment Income (Loss)	(1,062)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,209
Realized Gain (Loss) on Investments	(12,955)
Net Realized Capital Gains (Losses) on Investments	(6,746)
Net Change in Unrealized Appreciation (Depreciation)	7,103
Net Gain (Loss) on Investment	357

Net Increase (Decrease) in Net Assets Resulting from Operations	(705)

Increase (Decrease) in Net Assets from Contract Transactions	(15,774)

Total Increase (Decrease) in Net Assets	(16,479)

Net Assets as of December 31, 2025:	$ 190,601

 See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Large Cap Value Class A Shares	AB Large Cap Value Fnd Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EUPAC Class F -1 Shares	American Funds - EUPAC Fund Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Fund Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Federated Hermes Strategic Dividend Growth Class A Shares	Federated Hermes Strategic Dividend Growth Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Discovery Large Cap Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Multi-Strategy Class A Shares	Invesco Multi-Strategy Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Nomura Investment Management Business Trust	Nomura Investment Management Business Trust
Nomura Mid Cap Growth Class A Shares	Nomura Mid Cap Growth Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Victory Portfolios IV	Victory Portfolios IV
Victory Pioneer Class A Shares	Victory Pioneer Fund Class A Shares
Victory Pioneer High Yield Class A Shares	Victory Pioneer High Yield Fund Class A Shares
Victory Pioneer Select Mid Cap Growth Class A Shares	Victory Pioneer Select Mid Cap Growth FundClass A Shares
Virtus Funds	Virtus Funds
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Fidelity Advisor® Overseas Class A Shares	November 21, 2025
Nomura Mid Cap Growth Class A Shares	June 7, 2024

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
American Funds - EUPAC Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
Federated Hermes Strategic Dividend Growth Class A Shares	Federated Hermes Equity Income Class A Shares
Invesco Multi-Strategy Class A Shares	Invesco Fundamental Alternatives Class A Shares
Nomura Mid Cap Growth Class A Shares	Macquarie Mid Cap Growth Class A Shares
Victory Pioneer Class A Shares	Pioneer Class A Shares
Victory Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Victory Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares

During the current year the following subaccounts were liquidated and subsequently reinvested:
Reinvested Subaccount	Liquidated Subaccount
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Class A Shares

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$5,296	$7,139
AB International Value Class A Shares	1,736	4,867
AB Large Cap Growth Class A Shares	39,208	6,635
AB Large Cap Value Class A Shares	-	-
AB Relative Value Class A Shares	24,152	18,291
American Funds - EUPAC Class F -1 Shares	16,601	5,650
American Funds - Growth Fund of America® Class F -1 Shares	82,332	47,930
American Funds - Income Fund of America® Class F -1 Shares	11,695	6,196
American Funds - Investment Company of America® Class F -1 Shares	12,133	7,119
American Funds - The Bond Fund of America® Class A Shares	7,652	20,762
American Funds - The Bond Fund of America® Class F -1 Shares	1,847	2,678
American Funds - The Growth Fund of America® Class A Shares	207,153	743,772
American Funds - The Income Fund of America® Class A Shares	72,345	122,701
American Funds - The Investment Company of America® Class A Shares	134,823	470,959
AMG Renaissance Large Cap Growth Class N Shares	-	-
BlackRock Advantage Global Investor A Shares	-	-
BlackRock Advantage International Investor A Shares	-	-
BlackRock Advantage Large Cap Core Investor A Shares	3,388	3,029
BlackRock Advantage Large Cap Value Investor A Shares	18,246	11,582
BlackRock Advantage SMID Investor A Shares	14,769	72,463
BlackRock Capital Appreciation Investor A Shares	423,107	382,482
BlackRock Global Allocation Investor A Shares	243,987	328,162
BlackRock High Yield Investor A Shares	39,548	56,753
BlackRock International Investor A Shares	858	2,593
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-
BlackRock iShares S&P 500 Index Investor A Shares	29,650	74,244
BlackRock Large Cap Focus Growth Investor A Shares	9,012	3,780
BlackRock Large Cap Focus Value Investor A Shares	218,613	193,329
BlackRock Low Duration Bond Investor A Shares	-	-
BlackRock Total Return Investor A Shares	201,162	240,922
BNY Mellon Appreciation Investor Shares	53,190	28,831
Cohen & Steers Real Estate Securities Class A Shares	-	-
Columbia Large Cap Growth Opportunity Class A Shares	860	1,326
Columbia Select Mid Cap Growth Class A Shares	-	-
Columbia Select Small Cap Value Class A Shares	114,325	60,205

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Davis New York Venture Class A Shares	107,027	136,171
Eaton Vance Floating-Rate Class A Shares	$490	$231
Eaton Vance Large-Cap Value Class A Shares	5,470	7,909
Federated Hermes Kaufmann Class A Shares	14,509	14,933
Federated Hermes Strategic Dividend Growth Class A Shares	11,708	3,620
Fidelity Advisor® Equity Growth Class A Shares	9,346	67,640
Fidelity Advisor® Overseas Class A Shares	-	7
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-
Franklin Templeton Growth Class A Shares	1,600	1,227
Invesco American Franchise Fund Class A Shares	3,434	431
Invesco Charter Class A Shares	1,252	1,187
Invesco Comstock Class A Shares	135,259	217,834
Invesco Discovery Large Cap Class A Shares	1,691	3,282
Invesco Discovery Mid Cap Growth Class A Shares	23,049	10,200
Invesco Equity and Income Class A Shares	5,255	4,475
Invesco Global Class A Shares	4,866	1,311
Invesco Main Street Class A Shares	18,939	9,032
Invesco Main Street Mid Cap Class A Shares	6,643	5,794
Invesco Multi-Strategy Class A Shares	-	28,638
Invesco Value Opportunities Class A Shares	1,142	242
Janus Henderson Enterprise Class A Shares	94,379	100,689
Janus Henderson Forty Class A Shares	7,257	3,954
JPMorgan Small Cap Growth Class A Shares	1,375	1,458
Lord Abbett Affiliated Class A Shares	602	623
Lord Abbett Bond-Debenture Class A Shares	15,937	16,959
Lord Abbett Mid Cap Stock Class A Shares	32,306	83,437
MFS® Growth Class A Shares	164,438	110,875
MFS® Mid Cap Growth Class A Shares	152,721	140,489
MFS® Research International Class A Shares	30,114	50,263
Nomura Mid Cap Growth Class A Shares	6,366	4,657
PIMCO CommodityRealReturn Strategy Class A Shares	32,827	50,389
PIMCO Low Duration Class A Shares	98,787	133,658
PIMCO Real Return Class A Shares	61,544	102,452
PIMCO Total Return Class A Shares	209,061	280,862
Putnam International Equity Class A Shares	75,392	160,141
Putnam Large Cap Growth Class A Shares	1,589	1,896

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Putnam Large Cap Value Class A Shares	3,696	6,149
TA Aegon Sustainable Equity Income Service Class	4,857	5,515
TA Asset Allocation - Conservative Class A Shares	$-	$-
TA Asset Allocation - Moderate Class A Shares	-	-
TA Asset Allocation - Moderate Growth Class A Shares	9,470	11,714
TA BlackRock Government Money Market Initial Class	1,350,881	739,421
TA Bond Class A Shares	-	-
TA International Focus Initial Class	636,827	510,677
TA Multi-Managed Balanced Class A Shares	-	-
TA Small/Mid Cap Value Class A Shares	129,244	136,396
TA Sustainable Equity Income Class A Shares	75,157	226,114
TA T. Rowe Price Small Cap Service Class	9,678	6,096
TA TSW International Equity Service Class	2,074	1,446
TA TSW Mid Cap Value Opportunities Service Class	16,655	8,523
TA US Growth Class A Shares	135,451	267,350
TA WMC US Growth Service Class	-	-
Victory Pioneer Class A Shares	-	-
Victory Pioneer High Yield Class A Shares	443	640
Victory Pioneer Select Mid Cap Growth Class A Shares	-	-
Virtus AllianzGI Dividend Value Class A Shares	14,649	4,674
Virtus AllianzGI Small-Cap Value Class A Shares	7,751	18,377

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	31	(159)	(128)	26	(489)	(463)
AB International Value Class A Shares	-	(396)	(396)	-	(483)	(483)
AB Large Cap Growth Class A Shares	-	(18)	(18)	-	(22)	(22)
AB Large Cap Value Class A Shares	-	-	-	-	-	-
AB Relative Value Class A Shares	156	(265)	(109)	51	(370)	(319)
American Funds - EUPAC Class F -1 Shares	-	(125)	(125)	-	(138)	(138)
American Funds - Growth Fund of America® Class F -1 Shares	-	(522)	(522)	-	(427)	(427)
American Funds - Income Fund of America® Class F -1 Shares	-	(144)	(144)	-	(183)	(183)
American Funds - Investment Company of America® Class F -1 Shares	-	(103)	(103)	-	(114)	(114)
American Funds - The Bond Fund of America® Class A Shares	-	(1,159)	(1,159)	-	(676)	(676)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(146)	(146)	-	(27)	(27)
American Funds - The Growth Fund of America® Class A Shares	-	(7,116)	(7,116)	-	(4,345)	(4,345)
American Funds - The Income Fund of America® Class A Shares	-	(2,414)	(2,414)	-	(2,593)	(2,593)
American Funds - The Investment Company of America® Class A Shares	-	(6,092)	(6,092)	-	(4,512)	(4,512)
AMG Renaissance Large Cap Growth Class N Shares	-	-	-	5	(509)	(504)
BlackRock Advantage Global Investor A Shares	-	-	-	-	(594)	(594)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	-	(48)	(48)	-	(1,096)	(1,096)
BlackRock Advantage Large Cap Value Investor A Shares	-	(222)	(222)	-	(76)	(76)
BlackRock Advantage SMID Investor A Shares	56	(1,142)	(1,086)	78	(3,909)	(3,831)
BlackRock Capital Appreciation Investor A Shares	2,169	(4,723)	(2,554)	1,536	(9,977)	(8,441)
BlackRock Global Allocation Investor A Shares	10	(7,395)	(7,385)	1,175	(7,619)	(6,444)
BlackRock High Yield Investor A Shares	719	(2,789)	(2,070)	1,294	(3,612)	(2,318)
BlackRock International Investor A Shares	32	(135)	(103)	92	(82)	10
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	146	(1,299)	(1,153)	3,458	(4,920)	(1,462)
BlackRock Large Cap Focus Growth Investor A Shares	-	(145)	(145)	-	(1,909)	(1,909)
BlackRock Large Cap Focus Value Investor A Shares	288	(4,070)	(3,782)	1,587	(8,233)	(6,646)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	8,127	(15,262)	(7,135)	12,047	(16,190)	(4,143)
BNY Mellon Appreciation Investor Shares	116	(538)	(422)	469	(2,022)	(1,553)
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	-	-	-
Columbia Large Cap Growth Opportunity Class A Shares	19	(42)	(23)	4	(61)	(57)
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	1,012	(886)	126	289	(3,366)	(3,077)
Davis New York Venture Class A Shares	-	(1,966)	(1,966)	25	(1,033)	(1,008)
Eaton Vance Floating-Rate Class A Shares	15	(7)	8	20	-	20
Eaton Vance Large-Cap Value Class A Shares	62	(260)	(198)	55	(287)	(232)
Federated Hermes Kaufmann Class A Shares	-	(287)	(287)	-	(322)	(322)
Federated Hermes Strategic Dividend Growth Class A Shares	3	(122)	(119)	2	(46)	(44)
Fidelity Advisor® Equity Growth Class A Shares	93	(656)	(563)	14	(225)	(211)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-
Franklin Templeton Growth Class A Shares	-	(48)	(48)	6	(299)	(293)
Invesco American Franchise Fund Class A Shares	-	(2)	(2)	-	(3)	(3)
Invesco Charter Class A Shares	-	(24)	(24)	-	(23)	(23)
Invesco Comstock Class A Shares	554	(3,885)	(3,331)	1,103	(6,377)	(5,274)
Invesco Discovery Large Cap Class A Shares	-	(56)	(56)	-	(946)	(946)
Invesco Discovery Mid Cap Growth Class A Shares	636	(468)	168	161	(943)	(782)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Equity and Income Class A Shares	-	(78)	(78)	-	(83)	(83)
Invesco Global Class A Shares	-	(15)	(15)	-	(17)	(17)
Invesco Main Street Class A Shares	13	(91)	(78)	-	(126)	(126)
Invesco Main Street Mid Cap Class A Shares	-	(113)	(113)	-	(127)	(127)
Invesco Multi-Strategy Class A Shares	-	(1,688)	(1,688)	-	(7)	(7)
Invesco Value Opportunities Class A Shares	-	(24)	(24)	-	(24)	(24)
Janus Henderson Enterprise Class A Shares	505	(1,309)	(804)	1,275	(5,141)	(3,866)
Janus Henderson Forty Class A Shares	-	(49)	(49)	-	(54)	(54)
JPMorgan Small Cap Growth Class A Shares	24	(35)	(11)	15	(39)	(24)
Lord Abbett Affiliated Class A Shares	-	(16)	(16)	-	(880)	(880)
Lord Abbett Bond-Debenture Class A Shares	60	(554)	(494)	56	(2,425)	(2,369)
Lord Abbett Mid Cap Stock Class A Shares	81	(1,655)	(1,574)	75	(2,162)	(2,087)
MFS® Growth Class A Shares	981	(1,569)	(588)	435	(3,336)	(2,901)
MFS® Mid Cap Growth Class A Shares	1,158	(2,051)	(893)	328	(1,282)	(954)
MFS® Research International Class A Shares	116	(1,194)	(1,078)	520	(910)	(390)
Nomura Mid Cap Growth Class A Shares	32	(393)	(361)	6,710	(200)	6,510
PIMCO CommodityRealReturn Strategy Class A Shares	2,262	(5,556)	(3,294)	7,493	(11,672)	(4,179)
PIMCO Low Duration Class A Shares	5,378	(10,127)	(4,749)	10,070	(12,486)	(2,416)
PIMCO Real Return Class A Shares	2,815	(6,388)	(3,573)	4,598	(7,031)	(2,433)
PIMCO Total Return Class A Shares	7,348	(15,592)	(8,244)	9,358	(19,261)	(9,903)
Putnam International Equity Class A Shares	-	(4,571)	(4,571)	1,348	(1,783)	(435)
Putnam Large Cap Growth Class A Shares	-	(36)	(36)	-	(35)	(35)
Putnam Large Cap Value Class A Shares	-	(229)	(229)	-	(400)	(400)
TA Aegon Sustainable Equity Income Service Class	-	(212)	(212)	-	(2,208)	(2,208)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	239	(664)	(425)	5,599	(155)	5,444
TA BlackRock Government Money Market Initial Class	125,973	(69,673)	56,300	-	(32,612)	(32,612)
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	22,291	(35,647)	(13,356)	38,113	(66,837)	(28,724)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	1,434	(3,759)	(2,325)	3,762	(10,444)	(6,682)
TA Sustainable Equity Income Class A Shares	2,914	(11,299)	(8,385)	7,355	(41,344)	(33,989)
TA T. Rowe Price Small Cap Service Class	-	(291)	(291)	-	(1,148)	(1,148)
TA TSW International Equity Service Class	-	(72)	(72)	-	(80)	(80)
TA TSW Mid Cap Value Opportunities Service Class	-	(475)	(475)	-	(5,141)	(5,141)
TA US Growth Class A Shares	2,037	(4,817)	(2,780)	1,837	(11,707)	(9,870)
TA WMC US Growth Service Class	-	-	-	-	-	-
Victory Pioneer Class A Shares	-	-	-	-	-	-
Victory Pioneer High Yield Class A Shares	5	(23)	(18)	3	(27)	(24)
Victory Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	11	(135)	(124)	130	(1,818)	(1,688)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(356)	(356)	-	(549)	(549)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$1,185	$(5,966)	$(4,781)	$982	$(18,928)	$(17,946)
AB International Value Class A Shares	-	(3,946)	(3,946)	-	(3,850)	(3,850)
AB Large Cap Growth Class A Shares	-	(1,940)	(1,940)	-	(2,205)	(2,205)
AB Large Cap Value Class A Shares	-	-	-	-	-	-
AB Relative Value Class A Shares	8,878	(15,012)	(6,134)	2,720	(20,084)	(17,364)
American Funds - EUPAC Class F -1 Shares	-	(3,779)	(3,779)	-	(3,814)	(3,814)
American Funds - Growth Fund of America® Class F -1 Shares	-	(35,441)	(35,441)	-	(23,600)	(23,600)
American Funds - Income Fund of America® Class F -1 Shares	-	(4,241)	(4,241)	-	(4,903)	(4,903)
American Funds - Investment Company of America® Class F -1 Shares	-	(5,434)	(5,434)	-	(5,115)	(5,115)
American Funds - The Bond Fund of America® Class A Shares	-	(18,383)	(18,383)	-	(10,487)	(10,487)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(1,823)	(1,823)	-	(334)	(334)
American Funds - The Growth Fund of America® Class A Shares	-	(714,474)	(714,474)	-	(368,915)	(368,915)
American Funds - The Income Fund of America® Class A Shares	-	(112,536)	(112,536)	-	(103,588)	(103,588)
American Funds - The Investment Company of America® Class A Shares	-	(452,015)	(452,015)	-	(292,124)	(292,124)
AMG Renaissance Large Cap Growth Class N Shares	-	-	-	102	(11,923)	(11,821)
BlackRock Advantage Global Investor A Shares	-	-	-	-	(23,098)	(23,098)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	-	(2,507)	(2,507)	15	(49,916)	(49,901)
BlackRock Advantage Large Cap Value Investor A Shares	-	(8,471)	(8,471)	-	(2,479)	(2,479)
BlackRock Advantage SMID Investor A Shares	3,139	(69,635)	(66,496)	3,859	(213,844)	(209,985)
BlackRock Capital Appreciation Investor A Shares	136,263	(359,813)	(223,550)	94,083	(607,581)	(513,498)
BlackRock Global Allocation Investor A Shares	482	(290,888)	(290,406)	40,603	(230,138)	(189,535)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Investor A Shares	13,041	(50,303)	(37,262)	21,314	(60,758)	(39,444)
BlackRock International Investor A Shares	$548	$(2,332)	$(1,784)	$1,482	$(1,296)	$186
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	5,316	(53,144)	(47,828)	128,928	(168,063)	(39,135)
BlackRock Large Cap Focus Growth Investor A Shares	-	(3,007)	(3,007)	-	(36,132)	(36,132)
BlackRock Large Cap Focus Value Investor A Shares	12,010	(174,142)	(162,132)	55,290	(312,999)	(257,709)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	116,330	(214,538)	(98,208)	162,476	(218,562)	(56,086)
BNY Mellon Appreciation Investor Shares	5,005	(24,853)	(19,848)	21,190	(88,328)	(67,138)
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	-	-	-
Columbia Large Cap Growth Opportunity Class A Shares	519	(1,253)	(734)	107	(1,689)	(1,582)
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	54,769	(52,765)	2,004	15,938	(188,434)	(172,496)
Davis New York Venture Class A Shares	-	(124,002)	(124,002)	1,402	(53,009)	(51,607)
Eaton Vance Floating-Rate Class A Shares	266	(125)	141	331	(19)	312
Eaton Vance Large-Cap Value Class A Shares	1,627	(6,988)	(5,361)	1,355	(7,264)	(5,909)
Federated Hermes Kaufmann Class A Shares	-	(12,612)	(12,612)	-	(12,907)	(12,907)
Federated Hermes Strategic Dividend Growth Class A Shares	65	(2,719)	(2,654)	46	(937)	(891)
Fidelity Advisor® Equity Growth Class A Shares	8,629	(66,080)	(57,451)	1,322	(20,380)	(19,058)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-
Franklin Templeton Growth Class A Shares	-	(1,056)	(1,056)	161	(7,606)	(7,445)
Invesco American Franchise Fund Class A Shares	-	(91)	(91)	-	(87)	(87)
Invesco Charter Class A Shares	-	(950)	(950)	-	(824)	(824)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Comstock Class A Shares	27,189	(200,299)	(173,110)	43,666	(262,018)	(218,352)
Invesco Discovery Large Cap Class A Shares	-	(3,018)	(3,018)	-	(41,702)	(41,702)
Invesco Discovery Mid Cap Growth Class A Shares	$9,800	$(8,201)	$1,599	$2,452	$(15,503)	$(13,051)
Invesco Equity and Income Class A Shares	-	(3,477)	(3,477)	-	(3,437)	(3,437)
Invesco Global Class A Shares	-	(828)	(828)	-	(1,020)	(1,020)
Invesco Main Street Class A Shares	762	(5,788)	(5,026)	-	(6,794)	(6,794)
Invesco Main Street Mid Cap Class A Shares	-	(4,651)	(4,651)	-	(4,817)	(4,817)
Invesco Multi-Strategy Class A Shares	-	(28,587)	(28,587)	-	(112)	(112)
Invesco Value Opportunities Class A Shares	-	(89)	(89)	-	(76)	(76)
Janus Henderson Enterprise Class A Shares	32,258	(88,329)	(56,071)	80,581	(324,779)	(244,198)
Janus Henderson Forty Class A Shares	-	(3,076)	(3,076)	-	(3,005)	(3,005)
JPMorgan Small Cap Growth Class A Shares	779	(1,329)	(550)	518	(1,401)	(883)
Lord Abbett Affiliated Class A Shares	-	(491)	(491)	-	(25,696)	(25,696)
Lord Abbett Bond-Debenture Class A Shares	1,507	(13,193)	(11,686)	1,367	(51,368)	(50,001)
Lord Abbett Mid Cap Stock Class A Shares	3,797	(77,927)	(74,130)	2,910	(71,741)	(68,831)
MFS® Growth Class A Shares	55,567	(101,480)	(45,913)	25,385	(190,616)	(165,231)
MFS® Mid Cap Growth Class A Shares	70,657	(132,826)	(62,169)	19,082	(76,540)	(57,458)
MFS® Research International Class A Shares	4,413	(43,943)	(39,530)	17,142	(31,210)	(14,068)
Nomura Mid Cap Growth Class A Shares	312	(3,773)	(3,461)	66,422	(2,000)	64,422
PIMCO CommodityRealReturn Strategy Class A Shares	18,407	(47,673)	(29,266)	56,311	(87,421)	(31,110)
PIMCO Low Duration Class A Shares	63,937	(120,260)	(56,323)	113,917	(141,932)	(28,015)
PIMCO Real Return Class A Shares	40,833	(92,591)	(51,758)	62,979	(97,292)	(34,313)
PIMCO Total Return Class A Shares	120,343	(250,912)	(130,569)	143,098	(299,188)	(156,090)
Putnam International Equity Class A Shares	-	(150,371)	(150,371)	37,320	(51,256)	(13,936)
Putnam Large Cap Growth Class A Shares	-	(1,531)	(1,531)	-	(1,295)	(1,295)
Putnam Large Cap Value Class A Shares	-	(5,279)	(5,279)	-	(8,209)	(8,209)
TA Aegon Sustainable Equity Income Service Class	-	(2,927)	(2,927)	-	(27,129)	(27,129)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	3,804	(10,506)	(6,702)	85,373	(2,361)	83,012
TA BlackRock Government Money Market Initial Class	$1,338,297	$(735,215)	$603,082	$-	$(340,750)	$(340,750)
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	287,839	(467,187)	(179,348)	481,855	(853,427)	(371,572)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	45,116	(123,795)	(78,679)	116,811	(324,257)	(207,446)
TA Sustainable Equity Income Class A Shares	51,733	(198,943)	(147,210)	120,156	(665,572)	(545,416)
TA T. Rowe Price Small Cap Service Class	-	(5,315)	(5,315)	-	(19,737)	(19,737)
TA TSW International Equity Service Class	-	(992)	(992)	-	(971)	(971)
TA TSW Mid Cap Value Opportunities Service Class	-	(7,774)	(7,774)	-	(79,305)	(79,305)
TA US Growth Class A Shares	87,525	(251,167)	(163,642)	83,073	(514,648)	(431,575)
TA WMC US Growth Service Class	-	-	-	-	-	-
Victory Pioneer Class A Shares	-	-	-	-	-	-
Victory Pioneer High Yield Class A Shares	112	(513)	(401)	61	(563)	(502)
Victory Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	215	(2,730)	(2,515)	2,529	(38,109)	(35,580)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(15,774)	(15,774)	-	(18,214)	(18,214)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Discovery Value Class A Shares
12/31/2025	1,886	$41.66	to	$38.27	$ 72,886	0.59%	1.25%	to	1.65%	1.27%	to	0.86%
12/31/2024	2,014	41.14	to	37.94	77,072	0.45	1.25	to	1.65	8.24	to	7.80
12/31/2023	2,477	38.01	to	35.19	88,217	0.43	1.25	to	1.65	15.25	to	14.79
12/31/2022	2,960	32.98	to	30.66	91,933	0.59	1.25	to	1.65	(17.38)	to	(17.71)
12/31/2021	3,210	39.92	to	37.26	121,119	0.81	1.25	to	1.65	33.76	to	33.23
AB International Value Class A Shares
12/31/2025	6,313	10.91	to	10.12	65,054	2.91	1.25	to	1.65	40.21	to	39.65
12/31/2024	6,709	7.78	to	7.24	49,507	8.57	1.25	to	1.65	3.49	to	3.07
12/31/2023	7,192	7.52	to	7.03	51,487	1.16	1.25	to	1.65	13.46	to	13.01
12/31/2022	8,422	6.62	to	6.22	53,392	0.87	1.25	to	1.65	(11.91)	to	(12.27)
12/31/2021	8,846	7.52	to	7.09	63,873	2.52	1.25	to	1.65	9.39	to	8.95
AB Large Cap Growth Class A Shares
12/31/2025	3,343	115.13	to	115.13	384,885	-	1.30	to	1.30	11.52	to	11.52
12/31/2024	3,361	103.24	to	103.24	346,938	-	1.30	to	1.30	23.52	to	23.52
12/31/2023	3,383	83.58	to	83.58	282,765	-	1.30	to	1.30	32.93	to	32.93
12/31/2022	3,414	62.88	to	62.88	214,663	-	1.30	to	1.30	(29.87)	to	(29.87)
12/31/2021	3,424	89.66	to	89.66	306,957	-	1.30	to	1.30	26.92	to	26.92
AB Large Cap Value Class A Shares
12/31/2025	-	29.64	to	27.23	-	1.34	1.25	to	1.65	15.28	to	14.82
12/31/2024	-	25.71	to	23.71	-	0.99	1.25	to	1.65	14.13	to	13.67
12/31/2023	-	22.53	to	20.86	-	1.19	1.25	to	1.65	17.03	to	16.57
12/31/2022	-	19.25	to	17.89	-	1.28	1.25	to	1.65	(8.16)	to	(8.53)
12/31/2021	-	20.96	to	19.56	-	1.28	1.25	to	1.65	25.44	to	24.94
AB Relative Value Class A Shares
12/31/2025	4,438	59.67	to	59.67	264,821	0.88	1.30	to	1.30	8.85	to	8.85
12/31/2024	4,547	54.82	to	54.82	249,246	0.95	1.30	to	1.30	11.22	to	11.22
12/31/2023	4,866	49.29	to	49.29	239,831	1.32	1.30	to	1.30	9.79	to	9.79
12/31/2022	5,041	44.89	to	44.89	226,290	1.12	1.30	to	1.30	(5.42)	to	(5.42)
12/31/2021	5,942	47.47	to	47.47	282,051	0.55	1.30	to	1.30	25.74	to	25.74
American Funds - EUPAC Class F -1 Shares
12/31/2025	3,989	35.78	to	32.87	134,276	2.98	1.25	to	1.65	27.07	to	26.56
12/31/2024	4,114	28.16	to	25.97	109,335	1.08	1.25	to	1.65	3.35	to	2.93
12/31/2023	4,252	27.25	to	25.23	109,704	1.45	1.25	to	1.65	14.15	to	13.70
12/31/2022	6,335	23.87	to	22.19	143,598	0.77	1.25	to	1.65	(23.98)	to	(24.28)
12/31/2021	6,634	31.40	to	29.31	198,430	1.10	1.25	to	1.65	1.19	to	0.78
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2025	11,628	78.34	to	71.97	849,591	0.23	1.25	to	1.65	18.38	to	17.91
12/31/2024	12,150	66.18	to	61.04	752,493	0.36	1.25	to	1.65	26.76	to	26.26
12/31/2023	12,577	52.21	to	48.34	616,724	0.54	1.25	to	1.65	35.44	to	34.90
12/31/2022	16,042	38.55	to	35.84	583,856	0.16	1.25	to	1.65	(31.61)	to	(31.89)
12/31/2021	16,645	56.36	to	52.61	889,027	-	1.25	to	1.65	17.78	to	17.31
American Funds - Income Fund of America® Class F -1 Shares
12/31/2025	3,872	35.62	to	32.73	127,158	3.75	1.25	to	1.65	16.24	to	15.78
12/31/2024	4,016	30.65	to	28.26	113,921	3.98	1.25	to	1.65	9.37	to	8.93
12/31/2023	4,199	28.02	to	25.95	109,351	3.54	1.25	to	1.65	6.21	to	5.79
12/31/2022	7,007	26.38	to	24.53	173,514	2.21	1.25	to	1.65	(7.65)	to	(8.02)
12/31/2021	7,262	28.57	to	26.67	195,489	2.81	1.25	to	1.65	15.84	to	15.38

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2025	2,130	$61.10	to	$56.13	$ 124,734	0.93%	1.25%	to	1.65%	18.94%	to	18.46%
12/31/2024	2,233	51.37	to	47.38	110,151	1.01	1.25	to	1.65	23.32	to	22.82
12/31/2023	2,347	41.66	to	38.58	94,074	1.51	1.25	to	1.65	26.82	to	26.32
12/31/2022	3,713	32.85	to	30.54	116,219	0.95	1.25	to	1.65	(16.61)	to	(16.94)
12/31/2021	3,925	39.39	to	36.77	147,674	1.17	1.25	to	1.65	23.38	to	22.89
American Funds - The Bond Fund of America® Class A Shares
12/31/2025	11,005	16.44	to	16.44	180,874	4.18	1.30	to	1.30	5.76	to	5.76
12/31/2024	12,164	15.54	to	15.54	189,045	4.23	1.30	to	1.30	(0.17)	to	(0.17)
12/31/2023	12,840	15.57	to	15.57	199,892	3.60	1.30	to	1.30	3.35	to	3.35
12/31/2022	16,012	15.06	to	15.06	241,193	2.53	1.30	to	1.30	(13.81)	to	(13.81)
12/31/2021	21,034	17.48	to	17.48	367,594	1.42	1.30	to	1.30	(2.23)	to	(2.23)
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2025	3,511	13.70	to	12.58	44,175	4.12	1.25	to	1.65	5.76	to	5.34
12/31/2024	3,657	12.95	to	11.94	43,671	4.18	1.25	to	1.65	(0.17)	to	(0.57)
12/31/2023	3,684	12.97	to	12.01	44,253	3.49	1.25	to	1.65	3.37	to	2.96
12/31/2022	8,981	12.55	to	11.67	106,378	1.80	1.25	to	1.65	(13.79)	to	(14.13)
12/31/2021	9,415	14.56	to	13.59	129,828	1.38	1.25	to	1.65	(2.22)	to	(2.61)
American Funds - The Growth Fund of America® Class A Shares
12/31/2025	19,638	109.30	to	109.30	2,146,553	0.26	1.30	to	1.30	18.39	to	18.39
12/31/2024	26,754	92.33	to	92.33	2,470,196	0.39	1.30	to	1.30	26.76	to	26.76
12/31/2023	31,099	72.84	to	72.84	2,265,220	0.59	1.30	to	1.30	35.44	to	35.44
12/31/2022	35,292	53.78	to	53.78	1,898,008	0.24	1.30	to	1.30	(31.61)	to	(31.61)
12/31/2021	45,203	78.64	to	78.64	3,554,867	0.08	1.30	to	1.30	17.80	to	17.80
American Funds - The Income Fund of America® Class A Shares
12/31/2025	15,573	49.52	to	49.52	771,200	3.70	1.30	to	1.30	16.24	to	16.24
12/31/2024	17,987	42.60	to	42.60	766,315	3.96	1.30	to	1.30	9.40	to	9.40
12/31/2023	20,580	38.94	to	38.94	801,458	3.64	1.30	to	1.30	6.20	to	6.20
12/31/2022	24,785	36.67	to	36.67	908,850	3.07	1.30	to	1.30	(7.62)	to	(7.62)
12/31/2021	31,714	39.69	to	39.69	1,258,815	2.87	1.30	to	1.30	15.86	to	15.86
American Funds - The Investment Company of America® Class A Shares
12/31/2025	16,186	82.58	to	82.58	1,336,738	0.97	1.30	to	1.30	18.95	to	18.95
12/31/2024	22,278	69.43	to	69.43	1,546,715	1.07	1.30	to	1.30	23.33	to	23.33
12/31/2023	26,790	56.29	to	56.29	1,508,099	1.55	1.30	to	1.30	26.85	to	26.85
12/31/2022	29,346	44.38	to	44.38	1,302,305	1.37	1.30	to	1.30	(16.60)	to	(16.60)
12/31/2021	35,881	53.21	to	53.21	1,909,392	1.22	1.30	to	1.30	23.41	to	23.41
AMG Renaissance Large Cap Growth Class N Shares
12/31/2025	-	27.15	to	26.25	-	-	1.25	to	1.65	8.74	to	8.30
12/31/2024	-	24.97	to	24.24	-	-	1.25	to	1.65	19.30	to	18.82
12/31/2023	504	20.93	to	20.40	10,417	0.06	1.25	to	1.65	23.49	to	23.00
12/31/2022	603	16.95	to	16.59	10,110	0.10	1.25	to	1.65	(18.07)	to	(18.40)
12/31/2021	700	20.69	to	20.33	14,350	-	1.25	to	1.65	28.40	to	27.89
BlackRock Advantage Global Investor A Shares
12/31/2025	-	52.80	to	48.50	-	-	1.25	to	1.65	22.09	to	21.61
12/31/2024	-	43.24	to	39.88	-	-	1.25	to	1.65	17.13	to	16.66
12/31/2023	594	36.92	to	34.19	21,102	1.54	1.25	to	1.65	20.91	to	20.42
12/31/2022	598	30.53	to	28.39	17,607	1.17	1.25	to	1.65	(18.95)	to	(19.27)
12/31/2021	602	37.67	to	35.17	21,913	1.12	1.25	to	1.65	16.16	to	15.69
BlackRock Advantage International Investor A Shares
12/31/2025	-	27.88	to	26.33	-	-	1.25	to	1.65	30.44	to	29.92
12/31/2024	-	21.38	to	20.27	-	-	1.25	to	1.65	5.20	to	4.78
12/31/2023	-	20.32	to	19.34	-	-	1.25	to	1.65	17.63	to	17.17
12/31/2022	-	17.27	to	16.51	-	-	1.25	to	1.65	(14.76)	to	(15.10)
12/31/2021	-	20.27	to	19.45	-	-	1.25	to	1.65	11.37	to	10.93

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025
5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2025	676	$61.42	to	$56.42	$ 39,747	0.46%	1.25%	to	1.65%	18.56%	to	18.09%
12/31/2024	724	51.80	to	47.78	36,024	0.43	1.25	to	1.65	23.76	to	23.27
12/31/2023	1,820	41.86	to	38.76	73,286	0.79	1.25	to	1.65	23.73	to	23.24
12/31/2022	3,320	33.83	to	31.45	108,130	0.65	1.25	to	1.65	(21.29)	to	(21.60)
12/31/2021	4,036	42.98	to	40.12	167,425	0.58	1.25	to	1.65	26.70	to	26.20
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2025	5,145	42.66	to	39.19	202,107	1.16	1.25	to	1.65	16.62	to	16.15
12/31/2024	5,367	36.58	to	33.74	181,491	1.33	1.25	to	1.65	13.72	to	13.26
12/31/2023	5,443	32.17	to	29.79	162,475	1.41	1.25	to	1.65	12.01	to	11.57
12/31/2022	6,725	28.72	to	26.70	180,364	1.03	1.25	to	1.65	(9.99)	to	(10.35)
12/31/2021	7,002	31.90	to	29.78	209,413	1.20	1.25	to	1.65	24.90	to	24.40
BlackRock Advantage SMID Investor A Shares
12/31/2025	3,541	40.49	to	37.20	226,506	0.43	1.25	to	1.65	9.62	to	9.19
12/31/2024	4,627	36.94	to	34.07	270,099	0.44	1.25	to	1.65	10.49	to	10.05
12/31/2023	8,458	33.43	to	30.96	432,772	0.89	1.25	to	1.65	17.12	to	16.66
12/31/2022	8,844	28.54	to	26.54	386,512	0.72	1.25	to	1.65	(17.83)	to	(18.16)
12/31/2021	10,506	34.74	to	32.42	561,330	1.21	1.25	to	1.65	12.05	to	11.60
BlackRock Capital Appreciation Investor A Shares
12/31/2025	20,748	73.53	to	67.55	1,611,111	-	1.25	to	1.65	11.15	to	10.71
12/31/2024	23,302	66.16	to	61.02	1,634,647	-	1.25	to	1.65	29.89	to	29.37
12/31/2023	31,743	50.93	to	47.16	1,695,616	-	1.25	to	1.65	47.01	to	46.43
12/31/2022	41,487	34.64	to	32.21	1,506,642	-	1.25	to	1.65	(38.61)	to	(38.86)
12/31/2021	34,833	56.44	to	52.68	2,068,465	-	1.25	to	1.65	19.20	to	18.72
BlackRock Global Allocation Investor A Shares
12/31/2025	71,406	32.66	to	30.00	2,772,426	2.50	1.25	to	1.65	17.89	to	17.42
12/31/2024	78,791	27.70	to	25.55	2,619,737	1.10	1.25	to	1.65	7.64	to	7.21
12/31/2023	85,235	25.74	to	23.83	2,614,493	1.17	1.25	to	1.65	10.95	to	10.51
12/31/2022	92,244	23.20	to	21.57	2,553,026	-	1.25	to	1.65	(17.09)	to	(17.42)
12/31/2021	99,746	27.98	to	26.12	3,338,422	0.93	1.25	to	1.65	5.13	to	4.71
BlackRock High Yield Investor A Shares
12/31/2025	20,783	19.36	to	18.29	387,318	6.43	1.25	to	1.65	7.61	to	7.18
12/31/2024	22,853	17.99	to	17.06	396,872	6.70	1.25	to	1.65	6.74	to	6.32
12/31/2023	25,171	16.86	to	16.05	410,417	6.56	1.25	to	1.65	11.94	to	11.49
12/31/2022	27,087	15.06	to	14.39	395,884	3.72	1.25	to	1.65	(11.97)	to	(12.33)
12/31/2021	31,606	17.11	to	16.42	526,061	4.39	1.25	to	1.65	4.22	to	3.80
BlackRock International Investor A Shares
12/31/2025	1,048	18.41	to	17.38	18,869	1.67	1.25	to	1.65	13.85	to	13.40
12/31/2024	1,151	16.17	to	15.33	18,228	0.65	1.25	to	1.65	(1.03)	to	(1.43)
12/31/2023	1,141	16.34	to	15.55	18,280	0.59	1.25	to	1.65	17.90	to	17.43
12/31/2022	2,705	13.86	to	13.24	36,291	0.62	1.25	to	1.65	(25.37)	to	(25.67)
12/31/2021	2,476	18.57	to	17.81	44,642	0.46	1.25	to	1.65	7.76	to	7.33
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2025	-	27.25	to	25.04	-	-	1.25	to	1.65	29.76	to	29.24
12/31/2024	-	21.00	to	19.37	-	-	1.25	to	1.65	2.10	to	1.69
12/31/2023	-	20.57	to	19.05	-	0.22	1.25	to	1.65	16.56	to	16.09
12/31/2022	246	17.65	to	16.41	4,191	1.71	1.25	to	1.65	(15.42)	to	(15.76)
12/31/2021	262	20.87	to	19.48	5,285	2.71	1.25	to	1.65	9.63	to	9.19
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2025	-	40.67	to	37.36	-	-	1.25	to	1.65	11.10	to	10.66
12/31/2024	-	36.61	to	33.76	-	-	1.25	to	1.65	9.76	to	9.32
12/31/2023	-	33.35	to	30.89	-	-	1.25	to	1.65	15.16	to	14.70
12/31/2022	-	28.96	to	26.93	-	-	1.25	to	1.65	(21.56)	to	(21.87)
12/31/2021	-	36.92	to	34.46	-	-	1.25	to	1.65	12.96	to	12.51

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2025	38,183	$45.15	to	$42.91	$ 1,704,287	0.91%	1.25%	to	1.65%	16.00%	to	15.53%
12/31/2024	39,336	38.92	to	37.14	1,514,654	1.02	1.25	to	1.65	22.99	to	22.49
12/31/2023	40,798	31.65	to	30.32	1,279,980	1.29	1.25	to	1.65	24.28	to	23.78
12/31/2022	37,715	25.47	to	24.50	951,944	1.06	1.25	to	1.65	(19.40)	to	(19.72)
12/31/2021	40,052	31.60	to	30.52	1,255,613	1.06	1.25	to	1.65	26.64	to	26.14
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2025	2,431	22.79	to	22.24	54,649	-	1.25	to	1.65	11.12	to	10.68
12/31/2024	2,576	20.51	to	20.09	52,227	-	1.25	to	1.65	28.90	to	28.38
12/31/2023	4,485	15.91	to	15.65	70,714	-	1.25	to	1.65	50.77	to	50.17
12/31/2022	5,374	10.55	to	10.42	56,326	-	1.25	to	1.65	(39.01)	to	(39.26)
12/31/2021	4,666	17.30	to	17.16	80,362	-	1.25	to	1.65	15.23	to	14.77
BlackRock Large Cap Focus Value Investor A Shares
12/31/2025	28,966	43.36	to	39.83	1,466,491	1.90	1.25	to	1.65	23.46	to	22.97
12/31/2024	32,748	35.12	to	32.39	1,331,739	1.98	1.25	to	1.65	8.70	to	8.27
12/31/2023	39,394	32.31	to	29.92	1,468,672	2.20	1.25	to	1.65	14.49	to	14.03
12/31/2022	40,923	28.22	to	26.23	1,324,378	1.08	1.25	to	1.65	(6.04)	to	(6.41)
12/31/2021	47,708	30.03	to	28.03	1,633,586	1.14	1.25	to	1.65	20.72	to	20.24
BlackRock Low Duration Bond Investor A Shares
12/31/2025	-	11.19	to	10.56	-	-	1.25	to	1.65	4.63	to	4.21
12/31/2024	-	10.69	to	10.13	-	-	1.25	to	1.65	3.73	to	3.31
12/31/2023	-	10.31	to	9.81	-	-	1.25	to	1.65	4.08	to	3.67
12/31/2022	-	9.91	to	9.46	-	-	1.25	to	1.65	(6.14)	to	(6.52)
12/31/2021	-	10.55	to	10.12	-	-	1.25	to	1.65	(1.74)	to	(2.13)
BlackRock Total Return Investor A Shares
12/31/2025	128,931	14.54	to	13.36	1,885,713	4.45	1.25	to	1.65	6.53	to	6.11
12/31/2024	136,066	13.65	to	12.59	1,867,776	4.41	1.25	to	1.65	0.09	to	(0.32)
12/31/2023	140,209	13.64	to	12.63	1,922,121	3.89	1.25	to	1.65	4.33	to	3.92
12/31/2022	148,236	13.07	to	12.15	1,954,105	2.10	1.25	to	1.65	(15.52)	to	(15.86)
12/31/2021	182,140	15.47	to	14.44	2,857,122	1.69	1.25	to	1.65	(2.19)	to	(2.59)
BNY Mellon Appreciation Investor Shares
12/31/2025	5,549	50.80	to	46.66	266,582	0.27	1.25	to	1.65	8.80	to	8.36
12/31/2024	5,971	46.69	to	43.06	264,270	0.33	1.25	to	1.65	11.01	to	10.57
12/31/2023	7,524	42.06	to	38.95	301,064	0.66	1.25	to	1.65	19.90	to	19.42
12/31/2022	8,508	35.08	to	32.61	284,612	0.39	1.25	to	1.65	(18.96)	to	(19.28)
12/31/2021	8,984	43.28	to	40.40	371,638	0.36	1.25	to	1.65	25.45	to	24.95
Cohen & Steers Real Estate Securities Class A Shares
12/31/2025	-	36.12	to	33.18	-	-	1.25	to	1.65	2.71	to	2.30
12/31/2024	-	35.17	to	32.43	-	-	1.25	to	1.65	5.15	to	4.73
12/31/2023	-	33.44	to	30.97	-	2.79	1.25	to	1.65	11.39	to	10.94
12/31/2022	265	30.03	to	27.92	7,685	1.88	1.25	to	1.65	(27.40)	to	(27.69)
12/31/2021	283	41.36	to	38.61	11,289	1.70	1.25	to	1.65	39.92	to	39.37
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2025	154	33.07	to	31.88	5,015	-	1.25	to	1.65	13.87	to	13.41
12/31/2024	177	29.04	to	28.11	5,046	-	1.25	to	1.65	22.90	to	22.41
12/31/2023	234	23.63	to	22.96	5,450	-	1.25	to	1.65	29.64	to	29.12
12/31/2022	312	18.23	to	17.78	5,609	-	1.25	to	1.65	(30.56)	to	(30.84)
12/31/2021	282	26.25	to	25.71	7,318	-	1.25	to	1.65	17.59	to	17.12
Columbia Select Mid Cap Growth Class A Shares
12/31/2025	-	35.89	to	33.84	-	-	1.25	to	1.65	13.38	to	12.93
12/31/2024	-	31.66	to	29.97	-	-	1.25	to	1.65	21.87	to	21.38
12/31/2023	-	25.98	to	24.69	-	-	1.25	to	1.65	23.40	to	22.91
12/31/2022	-	21.05	to	20.09	-	-	1.25	to	1.65	(32.28)	to	(32.56)
12/31/2021	-	31.09	to	29.78	-	-	1.25	to	1.65	14.77	to	14.31

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Columbia Select Small Cap Value Class A Shares
12/31/2025	9,899	$61.08	to	$61.08	$ 604,663	0.83%	1.30%	to	1.30%	4.15%	to	4.15%
12/31/2024	9,773	58.65	to	58.65	573,172	0.51	1.30	to	1.30	10.98	to	10.98
12/31/2023	12,850	52.85	to	52.85	679,066	0.87	1.30	to	1.30	10.95	to	10.95
12/31/2022	11,112	47.63	to	47.63	529,249	0.62	1.30	to	1.30	(16.46)	to	(16.46)
12/31/2021	14,807	57.01	to	57.01	844,214	0.04	1.30	to	1.30	29.48	to	29.48
Davis New York Venture Class A Shares
12/31/2025	15,001	49.18	to	45.18	930,818	1.16	1.25	to	1.65	25.30	to	24.80
12/31/2024	16,967	39.25	to	36.20	849,687	1.65	1.25	to	1.65	16.04	to	15.58
12/31/2023	17,975	33.83	to	31.32	778,464	0.92	1.25	to	1.65	28.39	to	27.88
12/31/2022	19,975	26.35	to	24.49	677,985	1.29	1.25	to	1.65	(18.49)	to	(18.81)
12/31/2021	27,367	32.32	to	30.17	1,157,546	0.13	1.25	to	1.65	11.11	to	10.67
Eaton Vance Floating-Rate Class A Shares
12/31/2025	185	17.73	to	16.29	3,274	7.19	1.25	to	1.65	2.31	to	1.90
12/31/2024	177	17.33	to	15.99	3,064	8.00	1.25	to	1.65	6.61	to	6.18
12/31/2023	157	16.26	to	15.06	2,561	8.42	1.25	to	1.65	10.44	to	10.00
12/31/2022	163	14.72	to	13.69	2,396	3.28	1.25	to	1.65	(3.80)	to	(4.18)
12/31/2021	200	15.30	to	14.28	3,058	3.05	1.25	to	1.65	2.72	to	2.31
Eaton Vance Large-Cap Value Class A Shares
12/31/2025	2,317	29.02	to	26.92	64,758	0.91	1.25	to	1.65	10.72	to	10.28
12/31/2024	2,515	26.21	to	24.41	63,605	0.99	1.25	to	1.65	10.10	to	9.65
12/31/2023	2,747	23.81	to	22.26	63,245	1.01	1.25	to	1.65	6.58	to	6.16
12/31/2022	2,818	22.34	to	20.97	60,981	0.75	1.25	to	1.65	(3.98)	to	(4.37)
12/31/2021	3,703	23.27	to	21.93	83,642	1.01	1.25	to	1.65	22.75	to	22.26
Federated Hermes Kaufmann Class A Shares
12/31/2025	3,214	49.12	to	45.12	147,262	-	1.25	to	1.65	10.15	to	9.72
12/31/2024	3,501	44.59	to	41.13	146,092	-	1.25	to	1.65	14.80	to	14.34
12/31/2023	3,823	38.84	to	35.97	139,440	-	1.25	to	1.65	13.48	to	13.03
12/31/2022	4,359	34.23	to	31.82	140,720	-	1.25	to	1.65	(31.11)	to	(31.38)
12/31/2021	4,488	49.68	to	46.38	210,813	-	1.25	to	1.65	1.13	to	0.73
Federated Hermes Strategic Dividend Growth Class A Shares
12/31/2025	2,525	23.81	to	22.63	57,218	1.05	1.25	to	1.65	13.05	to	12.60
12/31/2024	2,644	21.06	to	20.10	53,206	0.88	1.25	to	1.65	11.45	to	11.00
12/31/2023	2,688	18.90	to	18.11	48,733	1.15	1.25	to	1.65	7.70	to	7.27
12/31/2022	2,727	17.55	to	16.88	46,091	0.86	1.25	to	1.65	(9.12)	to	(9.48)
12/31/2021	2,784	19.31	to	18.65	51,985	0.88	1.25	to	1.65	19.40	to	18.93
Fidelity Advisor® Equity Growth Class A Shares
12/31/2025	1,110	86.61	to	79.56	121,064	-	1.25	to	1.65	12.85	to	12.40
12/31/2024	1,673	76.74	to	70.78	161,816	-	1.25	to	1.65	28.10	to	27.58
12/31/2023	1,884	59.91	to	55.48	142,320	-	1.25	to	1.65	33.57	to	33.04
12/31/2022	2,654	44.85	to	41.70	150,214	-	1.25	to	1.65	(25.60)	to	(25.89)
12/31/2021	3,285	60.28	to	56.27	250,004	-	1.25	to	1.65	21.20	to	20.71
Fidelity Advisor® Overseas Class A Shares
12/31/2025(1)	-	10.46	to	10.46	-	-	1.30	to	1.30	-	to	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2025	-	66.02	to	66.02	-	-	1.30	to	1.30	8.75	to	8.75
12/31/2024	-	60.71	to	60.71	-	-	1.30	to	1.30	10.72	to	10.72
12/31/2023	-	54.83	to	54.83	-	-	1.30	to	1.30	15.35	to	15.35
12/31/2022	-	47.53	to	47.53	-	-	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021	41	56.06	to	56.06	2,303	0.46	1.30	to	1.30	21.34	to	21.34

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Franklin Templeton Growth Class A Shares
12/31/2025	519	$24.42	to	$22.43	$ 12,692	0.61%	1.25%	to	1.65%	22.05%	to	21.56%
12/31/2024	567	20.01	to	18.45	11,376	1.01	1.25	to	1.65	4.10	to	3.68
12/31/2023	860	19.22	to	17.80	18,518	1.18	1.25	to	1.65	19.48	to	19.00
12/31/2022	927	16.09	to	14.96	16,638	0.66	1.25	to	1.65	(12.80)	to	(13.15)
12/31/2021	1,098	18.45	to	17.22	22,682	1.38	1.25	to	1.65	3.82	to	3.40
Invesco American Franchise Fund Class A Shares
12/31/2025	637	43.67	to	43.67	27,827	-	1.30	to	1.30	10.12	to	10.12
12/31/2024	639	39.66	to	39.66	25,359	-	1.30	to	1.30	32.98	to	32.98
12/31/2023	642	29.82	to	29.82	19,143	-	1.30	to	1.30	39.10	to	39.10
12/31/2022	645	21.44	to	21.44	13,824	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021	716	31.54	to	31.54	22,583	-	1.30	to	1.30	10.40	to	10.40
Invesco Charter Class A Shares
12/31/2025	452	41.13	to	41.13	18,599	0.23	1.30	to	1.30	14.45	to	14.45
12/31/2024	476	35.94	to	35.94	17,103	0.52	1.30	to	1.30	23.66	to	23.66
12/31/2023	499	29.06	to	29.06	14,491	0.36	1.30	to	1.30	21.45	to	21.45
12/31/2022	524	23.93	to	23.93	12,530	0.69	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021	558	30.58	to	30.58	17,069	0.36	1.30	to	1.30	25.75	to	25.75
Invesco Comstock Class A Shares
12/31/2025	23,267	47.58	to	43.70	1,276,409	1.63	1.25	to	1.65	15.70	to	15.24
12/31/2024	26,598	41.12	to	37.93	1,264,902	1.67	1.25	to	1.65	13.59	to	13.13
12/31/2023	31,872	36.20	to	33.52	1,317,129	1.73	1.25	to	1.65	10.85	to	10.41
12/31/2022	34,273	32.66	to	30.36	1,273,138	1.38	1.25	to	1.65	(0.44)	to	(0.84)
12/31/2021	46,520	32.80	to	30.62	1,780,838	1.42	1.25	to	1.65	31.66	to	31.14
Invesco Discovery Large Cap Class A Shares
12/31/2025	311	57.58	to	52.90	17,176	-	1.25	to	1.65	11.22	to	10.78
12/31/2024	367	51.77	to	47.75	18,233	-	1.25	to	1.65	32.33	to	31.80
12/31/2023	1,313	39.12	to	36.23	49,440	-	1.25	to	1.65	33.83	to	33.30
12/31/2022	5,637	29.23	to	27.18	163,037	-	1.25	to	1.65	(31.95)	to	(32.22)
12/31/2021	5,739	42.96	to	40.10	244,043	-	1.25	to	1.65	20.83	to	20.34
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2025	9,270	17.41	to	17.41	161,358	-	1.30	to	1.30	3.43	to	3.43
12/31/2024	9,102	16.83	to	16.83	153,186	-	1.30	to	1.30	22.51	to	22.51
12/31/2023	9,884	13.74	to	13.74	135,784	-	1.30	to	1.30	11.51	to	11.51
12/31/2022	9,773	12.32	to	12.32	120,402	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2020(1)	11,819	18.11	to	18.11	214,079	-	1.30	to	1.30	17.33	to	17.33
Invesco Equity and Income Class A Shares
12/31/2025	1,680	47.65	to	47.65	80,056	1.80	1.30	to	1.30	11.35	to	11.35
12/31/2024	1,758	42.79	to	42.79	75,227	1.98	1.30	to	1.30	10.35	to	10.35
12/31/2023	1,841	38.77	to	38.77	71,385	1.85	1.30	to	1.30	8.57	to	8.57
12/31/2022	2,761	35.71	to	35.71	98,594	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021	3,042	39.20	to	39.20	119,252	1.12	1.30	to	1.30	16.50	to	16.50
Invesco Global Class A Shares
12/31/2025	341	71.69	to	71.69	24,448	(0.40)	1.30	to	1.30	13.76	to	13.76
12/31/2024	356	63.02	to	63.02	22,424	-	1.30	to	1.30	14.77	to	14.77
12/31/2023	373	54.91	to	54.91	20,457	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	392	41.50	to	41.50	16,264	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	726	61.96	to	61.96	44,962	-	1.30	to	1.30	13.87	to	13.87
Invesco Main Street Class A Shares
12/31/2025	4,158	54.60	to	50.16	261,266	0.36	1.25	to	1.65	14.49	to	14.04
12/31/2024	4,236	47.69	to	43.98	233,098	0.73	1.25	to	1.65	22.10	to	21.61
12/31/2023	4,362	39.06	to	36.17	197,289	0.17	1.25	to	1.65	21.55	to	21.06
12/31/2022	4,486	32.13	to	29.88	167,489	0.86	1.25	to	1.65	(21.16)	to	(21.48)
12/31/2021	4,574	40.76	to	38.05	217,163	0.61	1.25	to	1.65	26.02	to	25.51

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Invesco Main Street Mid Cap Class A Shares
12/31/2025	1,846	$45.40	to	$41.70	$ 80,312	0.19%	1.25%	to	1.65%	7.56%	to	7.14%
12/31/2024	1,959	42.20	to	38.93	79,384	0.26	1.25	to	1.65	15.61	to	15.15
12/31/2023	2,086	36.51	to	33.81	73,267	-	1.25	to	1.65	13.06	to	12.61
12/31/2022	2,236	32.29	to	30.02	69,625	0.09	1.25	to	1.65	(15.41)	to	(15.75)
12/31/2021	2,767	38.17	to	35.63	102,054	0.21	1.25	to	1.65	21.50	to	21.01
Invesco Multi-Strategy Class A Shares
12/31/2025	-	16.50	to	16.50	-	-	1.30	to	1.30	(0.92)	to	(0.92)
12/31/2024	1,688	16.66	to	16.66	28,115	1.32	1.30	to	1.30	4.34	to	4.34
12/31/2023	1,695	15.96	to	15.96	27,054	0.85	1.30	to	1.30	2.22	to	2.22
12/31/2022	1,703	15.62	to	15.62	26,595	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021	1,712	17.06	to	17.06	29,208	2.79	1.30	to	1.30	1.16	to	1.16
Invesco Value Opportunities Class A Shares
12/31/2025	2,879	4.31	to	4.06	12,040	0.22	1.25	to	1.65	18.66	to	18.19
12/31/2024	2,903	3.63	to	3.44	10,252	0.44	1.25	to	1.65	28.47	to	27.96
12/31/2023	2,927	2.82	to	2.69	8,063	0.23	1.25	to	1.65	13.72	to	13.27
12/31/2022	2,955	2.48	to	2.37	7,170	0.50	1.25	to	1.65	0.10	to	(0.30)
12/31/2021	2,981	2.48	to	2.38	7,241	0.59	1.25	to	1.65	33.91	to	33.37
Janus Henderson Enterprise Class A Shares
12/31/2025	12,113	71.98	to	67.39	838,089	0.19	1.25	to	1.65	5.94	to	5.52
12/31/2024	12,917	67.94	to	63.87	845,578	0.76	1.25	to	1.65	13.42	to	12.97
12/31/2023	16,783	59.90	to	56.53	970,879	-	1.25	to	1.65	16.12	to	15.66
12/31/2022	18,627	51.59	to	48.88	929,896	-	1.25	to	1.65	(17.36)	to	(17.69)
12/31/2021	20,302	62.42	to	59.39	1,229,081	0.70	1.25	to	1.65	15.52	to	15.06
Janus Henderson Forty Class A Shares
12/31/2025	929	72.58	to	67.32	64,936	-	1.25	to	1.65	16.59	to	16.12
12/31/2024	978	62.25	to	57.97	58,741	0.34	1.25	to	1.65	26.38	to	25.87
12/31/2023	1,032	49.26	to	46.06	49,165	0.01	1.25	to	1.65	37.81	to	37.26
12/31/2022	1,137	35.74	to	33.55	39,385	-	1.25	to	1.65	(34.53)	to	(34.79)
12/31/2021	1,014	54.59	to	51.45	53,723	0.43	1.25	to	1.65	21.14	to	20.66
JPMorgan Small Cap Growth Class A Shares
12/31/2025	226	39.28	to	36.44	8,556	-	1.25	to	1.65	4.81	to	4.39
12/31/2024	237	37.48	to	34.90	8,575	0.57	1.25	to	1.65	11.04	to	10.60
12/31/2023	261	33.75	to	31.56	8,523	-	1.25	to	1.65	12.45	to	12.00
12/31/2022	294	30.02	to	28.18	8,561	-	1.25	to	1.65	(33.27)	to	(33.54)
12/31/2021	256	44.98	to	42.39	11,179	-	1.25	to	1.65	(7.23)	to	(7.60)
Lord Abbett Affiliated Class A Shares
12/31/2025	250	37.19	to	34.17	8,532	1.12	1.25	to	1.65	14.32	to	13.86
12/31/2024	266	32.54	to	30.01	7,978	1.28	1.25	to	1.65	15.84	to	15.37
12/31/2023	1,146	28.09	to	26.01	30,695	1.85	1.25	to	1.65	9.12	to	8.68
12/31/2022	1,170	25.74	to	23.93	28,765	1.29	1.25	to	1.65	(10.97)	to	(11.32)
12/31/2021	1,194	28.91	to	26.99	33,048	1.53	1.25	to	1.65	25.17	to	24.67
Lord Abbett Bond-Debenture Class A Shares
12/31/2025	9,506	23.98	to	22.03	244,834	6.01	1.25	to	1.65	7.05	to	6.62
12/31/2024	10,000	22.40	to	20.66	240,508	5.86	1.25	to	1.65	5.44	to	5.01
12/31/2023	12,369	21.25	to	19.68	277,564	5.21	1.25	to	1.65	5.53	to	5.11
12/31/2022	14,421	20.13	to	18.72	309,618	3.74	1.25	to	1.65	(13.77)	to	(14.11)
12/31/2021	24,568	23.35	to	21.79	661,694	3.33	1.25	to	1.65	1.97	to	1.57
Lord Abbett Mid Cap Stock Class A Shares
12/31/2025	9,217	34.67	to	31.85	416,454	0.45	1.25	to	1.65	5.94	to	5.52
12/31/2024	10,791	32.72	to	30.18	464,992	0.53	1.25	to	1.65	13.61	to	13.16
12/31/2023	12,878	28.80	to	26.67	471,799	0.49	1.25	to	1.65	14.07	to	13.61
12/31/2022	16,662	25.25	to	23.48	534,502	0.83	1.25	to	1.65	(12.17)	to	(12.52)
12/31/2021	18,576	28.75	to	26.83	682,108	0.64	1.25	to	1.65	27.28	to	26.77

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Class A Shares
12/31/2025	11,074	$67.29	to	$67.29	$ 745,160	-%	1.30%	to	1.30%	10.58%	to	10.58%
12/31/2024	11,662	60.85	to	60.85	709,619	-	1.30	to	1.30	29.63	to	29.63
12/31/2023	14,563	46.94	to	46.94	683,575	-	1.30	to	1.30	34.04	to	34.04
12/31/2022	18,029	35.02	to	35.02	631,380	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021	16,462	51.66	to	51.66	850,383	-	1.30	to	1.30	21.74	to	21.74
MFS® Mid Cap Growth Class A Shares
12/31/2025	9,646	62.35	to	62.35	601,441	-	1.30	to	1.30	2.05	to	2.05
12/31/2024	10,539	61.09	to	61.09	643,909	-	1.30	to	1.30	12.92	to	12.92
12/31/2023	11,493	54.10	to	54.10	621,812	-	1.30	to	1.30	19.44	to	19.44
12/31/2022	12,776	45.30	to	45.30	578,736	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021	15,949	64.20	to	64.20	1,023,998	-	1.30	to	1.30	12.27	to	12.27
MFS® Research International Class A Shares
12/31/2025	12,756	39.56	to	39.56	504,575	1.79	1.30	to	1.30	20.76	to	20.76
12/31/2024	13,834	32.76	to	32.76	453,125	1.68	1.30	to	1.30	1.51	to	1.51
12/31/2023	14,224	32.27	to	32.27	458,984	1.50	1.30	to	1.30	11.65	to	11.65
12/31/2022	14,887	28.90	to	28.90	430,268	1.32	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021	15,674	35.50	to	35.50	556,368	0.97	1.30	to	1.30	10.15	to	10.15
Nomura Mid Cap Growth Class A Shares
12/31/2025	6,149	9.87	to	9.81	60,522	-	1.25	to	1.65	(0.42)	to	(0.82)
12/31/2024(1)	6,510	9.91	to	9.89	64,462	-	1.25	to	1.65	-	to	-
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2025	20,604	9.39	to	8.63	184,390	7.73	1.25	to	1.65	17.32	to	16.85
12/31/2024	23,898	8.01	to	7.38	182,684	2.73	1.25	to	1.65	2.92	to	2.50
12/31/2023	28,077	7.78	to	7.20	209,068	4.37	1.25	to	1.65	(9.02)	to	(9.38)
12/31/2022	27,392	8.55	to	7.95	224,613	25.25	1.25	to	1.65	7.10	to	6.67
12/31/2021	37,802	7.98	to	7.45	289,935	21.54	1.25	to	1.65	31.15	to	30.63
PIMCO Low Duration Class A Shares
12/31/2025	73,222	12.63	to	11.71	881,691	3.95	1.25	to	1.65	3.95	to	3.53
12/31/2024	77,971	12.15	to	11.31	905,648	3.88	1.25	to	1.65	3.21	to	2.80
12/31/2023	80,387	11.77	to	11.01	906,249	3.80	1.25	to	1.65	3.71	to	3.29
12/31/2022	85,923	11.35	to	10.66	936,779	1.22	1.25	to	1.65	(6.62)	to	(6.99)
12/31/2021	107,073	12.16	to	11.46	1,252,730	0.54	1.25	to	1.65	(2.20)	to	(2.60)
PIMCO Real Return Class A Shares
12/31/2025	39,789	15.51	to	14.25	583,371	3.53	1.25	to	1.65	6.40	to	5.98
12/31/2024	43,362	14.58	to	13.45	599,226	2.78	1.25	to	1.65	0.90	to	0.49
12/31/2023	45,795	14.45	to	13.38	628,475	2.87	1.25	to	1.65	2.05	to	1.64
12/31/2022	46,994	14.16	to	13.16	634,064	5.45	1.25	to	1.65	(13.31)	to	(13.65)
12/31/2021	54,464	16.33	to	15.25	849,557	4.67	1.25	to	1.65	3.95	to	3.53
PIMCO Total Return Class A Shares
12/31/2025	127,222	16.62	to	15.27	2,131,131	4.22	1.25	to	1.65	7.61	to	7.18
12/31/2024	135,466	15.44	to	14.24	2,108,512	4.22	1.25	to	1.65	0.98	to	0.58
12/31/2023	145,369	15.29	to	14.16	2,245,113	3.55	1.25	to	1.65	4.63	to	4.21
12/31/2022	159,100	14.62	to	13.59	2,341,981	2.94	1.25	to	1.65	(15.45)	to	(15.78)
12/31/2021	187,663	17.29	to	16.14	3,284,682	1.96	1.25	to	1.65	(2.41)	to	(2.80)
Putnam International Equity Class A Shares
12/31/2025	20,632	37.26	to	37.26	768,699	2.28	1.30	to	1.30	35.45	to	35.45
12/31/2024	25,203	27.51	to	27.51	693,256	1.01	1.30	to	1.30	2.16	to	2.16
12/31/2023	25,638	26.93	to	26.93	690,339	1.90	1.30	to	1.30	17.09	to	17.09
12/31/2022	27,912	23.00	to	23.00	641,866	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	30,562	27.36	to	27.36	836,095	1.28	1.30	to	1.30	7.36	to	7.36

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Putnam Large Cap Growth Class A Shares
12/31/2025	694	$42.48	to	$42.48	$ 29,472	-%	1.30%	to	1.30%	12.77%	to	12.77%
12/31/2024	730	37.67	to	37.67	27,504	-	1.30	to	1.30	31.50	to	31.50
12/31/2023	765	28.64	to	28.64	21,913	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	803	20.12	to	20.12	16,165	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	857	29.26	to	29.26	25,062	-	1.30	to	1.30	20.94	to	20.94
Putnam Large Cap Value Class A Shares
12/31/2025	2,772	25.77	to	25.77	71,450	1.17	1.30	to	1.30	18.50	to	18.50
12/31/2024	3,001	21.75	to	21.75	65,278	1.11	1.30	to	1.30	17.46	to	17.46
12/31/2023	3,401	18.52	to	18.52	62,979	1.49	1.30	to	1.30	13.91	to	13.91
12/31/2022	3,440	16.25	to	16.25	55,923	1.77	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	3,508	16.99	to	16.99	59,605	1.18	1.30	to	1.30	25.20	to	25.20
TA Aegon Sustainable Equity Income Service Class
12/31/2025	14,331	14.53	to	14.06	207,414	1.46	1.25	to	1.65	9.61	to	9.17
12/31/2024	14,543	13.26	to	12.87	192,124	1.75	1.25	to	1.65	15.14	to	14.68
12/31/2023	16,751	11.52	to	11.23	192,070	1.92	1.25	to	1.65	4.69	to	4.27
12/31/2022	17,013	11.00	to	10.77	186,458	1.79	1.25	to	1.65	(12.94)	to	(13.28)
12/31/2021	17,281	12.63	to	12.42	217,686	1.91	1.25	to	1.65	20.60	to	20.12
TA Asset Allocation - Conservative Class A Shares
12/31/2025	-	13.83	to	13.35	-	-	1.25	to	1.65	10.79	to	10.34
12/31/2024	-	12.48	to	12.10	-	-	1.25	to	1.65	5.96	to	5.54
12/31/2023	-	11.78	to	11.46	-	-	1.25	to	1.65	8.87	to	8.43
12/31/2022	-	10.82	to	10.57	-	-	1.25	to	1.65	(16.25)	to	(16.58)
12/31/2021	-	12.92	to	12.67	-	-	1.25	to	1.65	4.11	to	3.70
TA Asset Allocation - Moderate Class A Shares
12/31/2025	-	15.47	to	14.94	-	-	1.25	to	1.65	13.44	to	12.99
12/31/2024	-	13.64	to	13.22	-	-	1.25	to	1.65	8.46	to	8.02
12/31/2023	-	12.57	to	12.24	-	-	1.25	to	1.65	11.27	to	10.82
12/31/2022	-	11.30	to	11.04	-	-	1.25	to	1.65	(17.08)	to	(17.42)
12/31/2021	-	13.63	to	13.37	-	-	1.25	to	1.65	6.57	to	6.14
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2025	5,019	17.82	to	17.21	87,896	1.61	1.25	to	1.65	16.52	to	16.06
12/31/2024	5,444	15.30	to	14.83	81,982	7.05	1.25	to	1.65	11.74	to	11.29
12/31/2023	-	13.69	to	13.32	-	-	1.25	to	1.65	14.27	to	13.81
12/31/2022	-	11.98	to	11.71	-	-	1.25	to	1.65	(18.42)	to	(18.74)
12/31/2021	-	14.68	to	14.41	-	-	1.25	to	1.65	9.98	to	9.54
TA BlackRock Government Money Market Initial Class
12/31/2025	71,518	10.82	to	10.56	771,227	3.82	1.25	to	1.65	2.77	to	2.36
12/31/2024	15,218	10.52	to	10.31	159,753	4.97	1.25	to	1.65	3.73	to	3.31
12/31/2023	47,830	10.15	to	9.98	484,212	4.76	1.25	to	1.65	3.56	to	3.15
12/31/2022	49,788	9.80	to	9.68	486,918	1.55	1.25	to	1.65	0.15	to	(0.25)
12/31/2021	30,667	9.78	to	9.70	299,580	-	1.25	to	1.65	(1.24)	to	(1.63)
TA Bond Class A Shares
12/31/2025	-	1.48	to	1.39	-	-	1.25	to	1.65	5.49	to	5.06
12/31/2024	-	1.40	to	1.32	-	-	1.25	to	1.65	0.49	to	0.08
12/31/2023	-	1.40	to	1.32	-	-	1.25	to	1.65	4.65	to	4.23
12/31/2022	-	1.34	to	1.27	-	-	1.25	to	1.65	(14.51)	to	(14.85)
12/31/2021	-	1.56	to	1.49	-	-	1.25	to	1.65	(1.36)	to	(1.76)
TA International Focus Initial Class
12/31/2025	240,112	12.77	to	12.35	3,014,660	1.66	1.25	to	1.65	5.15	to	4.73
12/31/2024	253,468	12.14	to	11.79	3,032,617	2.22	1.25	to	1.65	(2.29)	to	(2.68)
12/31/2023	282,192	12.43	to	12.11	3,461,273	1.99	1.25	to	1.65	11.14	to	10.70
12/31/2022	302,613	11.18	to	10.94	3,346,220	2.34	1.25	to	1.65	(21.04)	to	(21.35)
12/31/2021	324,644	14.16	to	13.91	4,556,140	1.21	1.25	to	1.65	9.44	to	9.00

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Multi-Managed Balanced Class A Shares
12/31/2025	-	$19.71	to	$19.03	$ -	-%	1.25%	to	1.65%	11.26%	to	10.82%
12/31/2024	-	17.71	to	17.17	-	-	1.25	to	1.65	13.07	to	12.62
12/31/2023	-	15.66	to	15.25	-	-	1.25	to	1.65	16.96	to	16.49
12/31/2022	-	13.39	to	13.09	-	-	1.25	to	1.65	(17.54)	to	(17.86)
12/31/2021	-	16.24	to	15.93	-	-	1.25	to	1.65	15.12	to	14.66
TA Small/Mid Cap Value Class A Shares
12/31/2025	25,238	35.58	to	33.13	860,437	1.03	1.25	to	1.65	8.14	to	7.71
12/31/2024	27,563	32.90	to	30.76	871,006	0.72	1.25	to	1.65	7.21	to	6.78
12/31/2023	34,245	30.69	to	28.81	1,011,762	0.87	1.25	to	1.65	10.57	to	10.13
12/31/2022	36,232	27.75	to	26.16	970,064	0.38	1.25	to	1.65	(9.64)	to	(10.00)
12/31/2021	42,957	30.71	to	29.06	1,275,358	0.05	1.25	to	1.65	25.61	to	25.10
TA Sustainable Equity Income Class A Shares
12/31/2025	105,418	18.76	to	17.88	1,937,216	1.23	1.25	to	1.65	9.57	to	9.13
12/31/2024	113,803	17.12	to	16.39	1,911,408	1.30	1.25	to	1.65	14.80	to	14.34
12/31/2023	147,792	14.91	to	14.33	2,164,985	1.69	1.25	to	1.65	4.54	to	4.12
12/31/2022	144,022	14.26	to	13.76	2,021,018	1.41	1.25	to	1.65	(12.74)	to	(13.09)
12/31/2021	165,388	16.35	to	15.84	2,664,298	1.11	1.25	to	1.65	20.47	to	19.99
TA T. Rowe Price Small Cap Service Class
12/31/2025	2,717	19.53	to	18.89	51,956	-	1.25	to	1.65	8.57	to	8.14
12/31/2024	3,008	17.99	to	17.46	53,114	-	1.25	to	1.65	11.20	to	10.76
12/31/2023	4,156	16.18	to	15.77	66,211	-	1.25	to	1.65	19.38	to	18.90
12/31/2022	5,111	13.55	to	13.26	68,381	-	1.25	to	1.65	(23.56)	to	(23.86)
12/31/2021	5,451	17.73	to	17.42	95,621	-	1.25	to	1.65	9.70	to	9.26
TA TSW International Equity Service Class
12/31/2025	2,110	15.71	to	15.19	32,343	2.08	1.25	to	1.65	29.79	to	29.27
12/31/2024	2,182	12.11	to	11.75	25,848	2.74	1.25	to	1.65	1.83	to	1.42
12/31/2023	2,262	11.89	to	11.59	26,401	0.84	1.25	to	1.65	13.83	to	13.38
12/31/2022	2,372	10.44	to	10.22	24,397	2.25	1.25	to	1.65	(15.69)	to	(16.03)
12/31/2021	2,497	12.39	to	12.17	30,548	1.94	1.25	to	1.65	11.80	to	11.35
TA TSW Mid Cap Value Opportunities Service Class
12/31/2025	3,287	16.57	to	16.02	54,228	1.08	1.25	to	1.65	8.00	to	7.57
12/31/2024	3,762	15.34	to	14.89	57,503	1.32	1.25	to	1.65	6.74	to	6.31
12/31/2023	8,903	14.37	to	14.01	127,553	1.26	1.25	to	1.65	9.20	to	8.77
12/31/2022	9,039	13.16	to	12.88	118,655	0.56	1.25	to	1.65	(9.56)	to	(9.92)
12/31/2021	9,160	14.55	to	14.30	133,025	0.55	1.25	to	1.65	27.25	to	26.74
TA US Growth Class A Shares
12/31/2025	19,194	57.70	to	54.58	1,067,792	-	1.25	to	1.65	15.74	to	15.28
12/31/2024	21,974	49.85	to	47.35	1,059,045	-	1.25	to	1.65	26.98	to	26.47
12/31/2023	31,844	39.26	to	37.44	1,212,509	-	1.25	to	1.65	39.64	to	39.09
12/31/2022	40,212	28.11	to	26.92	1,099,334	-	1.25	to	1.65	(32.50)	to	(32.77)
12/31/2021	36,464	41.65	to	40.03	1,479,800	-	1.25	to	1.65	18.71	to	18.24
TA WMC US Growth Service Class
12/31/2025	-	33.23	to	32.14	-	-	1.25	to	1.65	16.01	to	15.55
12/31/2024	-	28.65	to	27.81	-	-	1.25	to	1.65	27.09	to	26.58
12/31/2023	-	22.54	to	21.97	-	-	1.25	to	1.65	39.97	to	39.41
12/31/2022	-	16.10	to	15.76	-	-	1.25	to	1.65	(32.37)	to	(32.64)
12/31/2021	-	23.81	to	23.40	-	-	1.25	to	1.65	18.88	to	18.40
Victory Pioneer Class A Shares
12/31/2025	-	67.35	to	61.87	-	-	1.25	to	1.65	21.67	to	21.18
12/31/2024	-	55.36	to	51.06	-	-	1.25	to	1.65	21.05	to	20.57
12/31/2023	-	45.73	to	42.35	-	-	1.25	to	1.65	27.12	to	26.61
12/31/2022	476	35.97	to	33.45	16,517	0.37	1.25	to	1.65	(20.47)	to	(20.79)
12/31/2021	544	45.24	to	42.22	23,773	0.12	1.25	to	1.65	26.22	to	25.72

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Victory Pioneer High Yield Class A Shares
12/31/2025	257	$23.58	to	$21.66	$ 5,810	5.73%	1.25%	to	1.65%	6.23%	to	5.81%
12/31/2024	275	22.20	to	20.47	5,870	5.83	1.25	to	1.65	6.99	to	6.56
12/31/2023	299	20.75	to	19.21	5,978	5.39	1.25	to	1.65	9.07	to	8.64
12/31/2022	315	19.02	to	17.69	5,770	3.79	1.25	to	1.65	(11.97)	to	(12.32)
12/31/2021	383	21.61	to	20.17	8,002	4.23	1.25	to	1.65	4.44	to	4.02
Victory Pioneer Select Mid Cap Growth Class A Shares
12/31/2025	-	56.13	to	52.57	-	-	1.25	to	1.65	18.92	to	18.45
12/31/2024	-	47.20	to	44.38	-	-	1.25	to	1.65	22.29	to	21.80
12/31/2023	-	38.59	to	36.43	-	-	1.25	to	1.65	17.19	to	16.72
12/31/2022	-	32.93	to	31.21	-	-	1.25	to	1.65	(32.13)	to	(32.40)
12/31/2021	-	48.52	to	46.17	-	-	1.25	to	1.65	6.62	to	6.20
Virtus AllianzGI Dividend Value Class A Shares
12/31/2025	6,145	22.23	to	20.62	128,033	2.14	1.25	to	1.65	6.87	to	6.45
12/31/2024	6,269	20.80	to	19.37	122,691	1.34	1.25	to	1.65	3.63	to	3.21
12/31/2023	7,957	20.07	to	18.77	151,564	3.64	1.25	to	1.65	17.67	to	17.20
12/31/2022	8,310	17.06	to	16.01	135,050	1.16	1.25	to	1.65	(14.77)	to	(15.11)
12/31/2021	8,801	20.02	to	18.86	168,472	1.35	1.25	to	1.65	26.94	to	26.43
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2025	4,397	33.06	to	30.37	190,601	0.80	1.25	to	1.65	(0.19)	to	(0.59)
12/31/2024	4,753	33.12	to	30.55	207,080	1.25	1.25	to	1.65	4.33	to	3.91
12/31/2023	5,302	31.75	to	29.40	217,002	2.28	1.25	to	1.65	21.47	to	20.99
12/31/2022	5,786	26.13	to	24.30	192,370	0.83	1.25	to	1.65	(17.26)	to	(17.59)
12/31/2021	6,810	31.59	to	29.48	279,542	1.07	1.25	to	1.65	22.69	to	22.20

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values.  An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account D
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.